UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2016

Date of reporting period: July 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund

Portfolio of Investments

July 31, 2016 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 40.6%
Industrial - 35.0%
Basic - 2.8%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	7,490	$7,190,400
Aleris International, Inc.
7.875%, 11/01/20		4,671	4,321,609
Anglo American Capital PLC
4.125%, 4/15/21 (a)		780	756,600
4.875%, 5/14/25 (a)(b)		5,164	5,021,990
ArcelorMittal
6.125%, 6/01/25		3,896	4,128,552
7.75%, 3/01/41		2,090	2,152,700
8.00%, 10/15/39		7,048	7,470,880
Ashland, Inc.
4.75%, 8/15/22		1,800	1,867,500
Cliffs Natural Resources, Inc.
8.00%, 9/30/20 (a)		449	422,060
8.25%, 3/31/20 (a)		6,486	6,704,902
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,184,020
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)		18,654	18,514,095
Constellium NV
5.75%, 5/15/24 (a)		9,890	8,134,525
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc.
6.125%, 6/15/19		1,298	1,307,735
6.50%, 11/15/20		3,362	3,328,380
6.625%, 5/01/21		649	639,265
6.75%, 2/01/22		1,566	1,522,935
Freeport-McMoRan, Inc.
5.40%, 11/14/34		3,333	2,583,075
5.45%, 3/15/43		8,300	6,370,250
Ineos Finance PLC
4.00%, 5/01/23 (a)	EUR	5,160	5,855,413
INEOS Group Holdings SA
5.75%, 2/15/19 (a)		1,266	1,454,311
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	18,167	19,802,030
Lecta SA
6.50%, 8/01/23 (a)	EUR	1,106	1,233,071
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	2,459	2,594,737
7.875%, 11/01/22 (a)		4,001	4,285,471
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (c)(d)(e)		16,121	806,050
Momentive Performance Materials, Inc.
3.88%, 10/24/21		13,331	10,432,974
8.875%, 10/15/20 (d)(f)(g)		13,331	0	^
Novelis, Inc.
8.75%, 12/15/20		8,920	9,299,100
Peabody Energy Corp.
6.00%, 11/15/18 (c)(d)		22,132	3,485,790

	Principal Amount (000)	U.S. $ Value
PQ Corp.
6.75%, 11/15/22 (a)	4,402	4,630,376
Smurfit Kappa Acquisitions
4.875%, 9/15/18 (a)	4,234	4,456,285
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25	1,073	1,260,775
SPCM SA
6.00%, 1/15/22 (a)	1,298	1,349,920
Steel Dynamics, Inc.
5.125%, 10/01/21	1,007	1,047,280
6.125%, 8/15/19	800	826,000
6.375%, 8/15/22	3,790	3,979,500
Teck Resources Ltd.
3.75%, 2/01/23	3,605	2,956,100
4.50%, 1/15/21	2,281	2,064,305
5.20%, 3/01/42	3,200	2,216,000
5.40%, 2/01/43	7,187	4,994,965
6.125%, 10/01/35	5,000	3,900,000
6.25%, 7/15/41	1,323	1,012,095
8.00%, 6/01/21 (a)	303	323,453
8.50%, 6/01/24 (a)	445	483,938
Thompson Creek Metals Co., Inc.
7.375%, 6/01/18	13,205	12,759,331
9.75%, 12/01/17	5,195	5,344,356
United States Steel Corp.
8.375%, 7/01/21 (a)	5,453	5,950,586
Valvoline, Inc.
5.50%, 7/15/24 (a)	1,738	1,811,865

		206,237,550

Capital Goods - 2.8%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)	3,293	2,766,120
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)	3,425	3,604,813
Apex Tool Group LLC
7.00%, 2/01/21 (a)	7,065	6,340,837
Ardagh Finance Holdings SA
8.625%, 6/15/19 (a)(h)	2,309	2,378,263
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.00%, 6/30/21 (a)	15,575	15,847,562
7.25%, 5/15/24 (a)	10,320	10,887,600
Ashtead Capital, Inc.
5.625%, 10/01/24 (a)	2,075	2,160,594
Berry Plastics Corp.
5.50%, 5/15/22	1,590	1,661,550
6.00%, 10/15/22	1,320	1,400,850
Bombardier, Inc.
5.75%, 3/15/22 (a)	4,685	4,106,402
6.00%, 10/15/22 (a)	266	234,745
6.125%, 1/15/23 (a)	1,557	1,351,819

	Principal Amount (000)		U.S. $ Value
7.50%, 3/15/25 (a)		5,805	5,082,336
7.75%, 3/15/20 (a)		2,558	2,593,812
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,489,611
5.25%, 8/01/20		800	821,600
CNH Industrial Capital LLC
3.25%, 2/01/17		1,425	1,428,563
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	5,930,500
Gardner Denver, Inc.
6.875%, 8/15/21 (a)		9,233	8,563,607
GCL Holdings SCA
9.375%, 4/15/18 (a)	EUR	1,174	1,350,595
GFL Environmental, Inc.
7.875%, 4/01/20 (a)	U.S.$	1,770	1,827,525
9.875%, 2/01/21(a)		12,733	13,815,305
Herc Rentals, Inc.
7.75%, 6/01/24 (a)		14,432	14,576,320
KLX, Inc.
5.875%, 12/01/22 (a)		8,850	8,960,625
Masco Corp.
5.95%, 3/15/22		2,800	3,188,500
Pactiv LLC
7.95%, 12/15/25		6,261	6,855,795
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		2,949	3,022,725
Rexam PLC
6.75%, 6/29/67 (a)	EUR	2,282	2,551,378
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)	U.S.$	6,215	6,409,219
7.00%, 7/15/24 (a)		6,389	6,752,374
9.875%, 8/15/19		663	681,233
Sealed Air Corp.
6.875%, 7/15/33 (a)		14,904	15,798,240
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	3,835	4,576,938
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)	U.S.$	5,285	5,714,406
Terex Corp.
6.00%, 5/15/21		643	654,253
Textron Financial Corp.
6.00%, 2/15/67 (a)		125	79,063
TransDigm, Inc.
6.375%, 6/15/26 (a)		13,416	13,784,940
6.50%, 7/15/24		3,170	3,292,616
United Rentals North America, Inc.
5.50%, 7/15/25		2,383	2,449,748
5.75%, 11/15/24		6,833	7,089,237
5.875%, 9/15/26		4,150	4,310,812

			208,393,031

Communications - Media - 4.1%
Altice Financing SA

	Principal Amount (000)		U.S. $ Value
6.625%, 2/15/23 (a)		13,760	13,794,400
7.50%, 5/15/26 (a)		11,970	12,089,700
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,207	8,871,826
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	732	761,280
5.75%, 1/15/24		500	527,500
5.875%, 4/01/24-5/01/27 (a)		4,007	4,241,623
Cequel Communications Holdings I LLC/Cequel Capital Corp.
5.125%, 12/15/21(a)		9,498	9,474,255
7.75%, 7/15/25(a)		5,014	5,339,910
Clear Channel Worldwide Holdings, Inc.
Series A
6.50%, 11/15/22		2,230	2,218,850
Series B
6.50%, 11/15/22		6,270	6,489,450
CSC Holdings LLC
6.75%, 11/15/21		8,000	8,500,000
DISH DBS Corp.
5.00%, 3/15/23		2,925	2,756,813
5.875%, 11/15/24		11,172	10,780,980
6.75%, 6/01/21		1,500	1,593,750
7.75%, 7/01/26 (a)		2,115	2,192,991
7.875%, 9/01/19		520	574,600
Gray Television, Inc.
5.875%, 7/15/26 (a)		6,163	6,335,564
Hughes Satellite Systems Corp.
7.625%, 6/15/21		9,325	9,977,750
iHeartCommunications, Inc.
6.875%, 6/15/18		10,579	8,092,935
9.00%, 12/15/19-3/01/21		5,922	4,693,575
14.00% (12.00% Cash and 2.00% PIK), 2/01/21 (h)		2,710	1,144,911
Intelsat Jackson Holdings SA
5.50%, 8/01/23		7,443	4,875,165
8.00%, 2/15/24 (a)		1,921	1,834,555
9.50%, 9/30/22 (a)		2,146	2,306,950
Intelsat Luxembourg SA
7.75%, 6/01/21		10,782	2,479,860
LGE HoldCo VI BV
7.125%, 5/15/24 (a)	EUR	3,158	3,980,801
Liberty Interactive LLC
3.75%, 2/15/30 (i)	U.S.$	2,238	1,283,880
Match Group, Inc.
6.375%, 6/01/24 (a)		2,516	2,688,975
McClatchy Co. (The)
9.00%, 12/15/22 (b)		5,524	5,634,480
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		8,654	9,086,700

	Principal Amount (000)		U.S. $ Value
Mediacom Broadband LLC/Mediacom Broadband Corp.
6.375%, 4/01/23		11,794	12,324,730
Mediacom LLC/Mediacom Capital Corp.
7.25%, 2/15/22		965	1,013,250
Neptune Finco Corp.
10.125%, 1/15/23 (a)		3,053	3,491,869
Nexstar Broadcasting, Inc.
6.875%, 11/15/20		6,331	6,631,722
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		1,840	1,897,500
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.25%, 2/15/22		2,935	3,030,388
Radio One, Inc.
7.375%, 4/15/22 (a)		7,700	7,700,000
9.25%, 2/15/20 (a)		9,972	9,298,890
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		7,000	7,227,500
6.125%, 10/01/22		2,204	2,314,200
6.375%, 11/01/21		3,500	3,683,750
Starz LLC/Starz Finance Corp.
5.00%, 9/15/19		1,540	1,566,950
TEGNA, Inc.
4.875%, 9/15/21(a)		1,071	1,111,163
5.50%, 9/15/24 (a)		719	753,153
6.375%, 10/15/23		3,966	4,263,450
Time, Inc.
5.75%, 4/15/22 (a)		7,772	7,597,130
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		5,674	5,666,907
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	2,430	2,892,078
5.50%, 1/15/23 (a)	U.S.$	8,392	8,769,640
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)		9,363	9,627,994
8.50%, 5/15/21 (a)		2,180	2,288,191
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		5,668	5,710,963
Virgin Media Finance PLC
4.875%, 2/15/22		8,905	7,413,412
5.25%, 2/15/22		941	797,498
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)	GBP	2,070	2,845,699
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(h)	U.S.$	5,030	5,029,867
WideOpenWest Finance LLC/WideOpenWest Capital Corp.
10.25%, 7/15/19		18,619	19,387,034
13.375%, 10/15/19		1,997	2,116,820

	Principal Amount (000)		U.S. $ Value
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)		6,178	6,131,665

			307,207,442

Communications - Telecommunications - 3.5%
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	12,330	13,940,985
CenturyLink, Inc.
Series S
6.45%, 6/15/21	U.S.$	7,697	8,216,547
Series W
6.75%, 12/01/23		1,850	1,924,000
Cincinnati Bell, Inc.
8.375%, 10/15/20		1,330	1,378,213
Columbus International, Inc.
7.375%, 3/30/21 (a)		18,972	20,276,325
Communications Sales & Leasing, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		7,539	7,821,712
8.25%, 10/15/23		15,715	16,048,944
Embarq Corp.
7.995%, 6/01/36		12,200	12,680,375
Frontier Communications Corp.
6.25%, 9/15/21		5,502	5,350,695
7.125%, 1/15/23		100	92,750
7.625%, 4/15/24		10,222	9,429,795
7.875%, 1/15/27		4,058	3,552,373
9.00%, 8/15/31		4,350	4,078,125
10.50%, 9/15/22		22	23,760
11.00%, 9/15/25		1,772	1,891,610
InterXion Holding NV
6.00%, 7/15/20 (a)	EUR	12,930	15,262,804
Level 3 Financing, Inc.
5.375%, 1/15/24	U.S.$	2,601	2,727,799
6.125%, 1/15/21		2,690	2,800,963
Millicom International Cellular SA
6.00%, 3/15/25 (a)		2,963	3,063,001
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		2,219	2,274,475
SBA Communications Corp.
5.625%, 10/01/19		3,846	3,970,995
SBA Telecommunications, Inc.
5.75%, 7/15/20		2,174	2,239,220
SFR Group SA
5.375%, 5/15/22 (a)	EUR	622	716,258
5.625%, 5/15/24 (a)		1,981	2,254,624
6.00%, 5/15/22 (a)	U.S.$	5,028	4,902,300
7.375%, 5/01/26 (a)		7,187	7,178,016
Sprint Capital Corp.
6.875%, 11/15/28		37	31,728
8.75%, 3/15/32		5,865	5,469,112
Sprint Communications, Inc.
6.00%, 11/15/22		1,925	1,651,419
Sprint Corp.
7.125%, 6/15/24		8,710	7,697,898

	Principal Amount (000)		U.S. $ Value
7.625%, 2/15/25		4,820	4,301,850
7.875%, 9/15/23		2,752	2,512,934
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,750,030
6.125%, 1/15/22		1,460	1,537,563
6.625%, 11/15/20		1,488	1,532,640
6.731%, 4/28/22		607	635,833
6.836%, 4/28/23		4,673	4,988,428
Telecom Italia Capital SA
7.20%, 7/18/36		7,680	7,910,400
7.721%, 6/04/38		4,700	5,031,444
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)		5,639	5,709,487
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		5,008	5,208,320
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		5,894	5,868,243
7.375%, 4/23/21 (a)		11,197	11,141,015
Windstream Services LLC
6.375%, 8/01/23		12,858	11,122,170
7.75%, 10/01/21		2,780	2,641,000
Zayo Group LLC/Zayo Capital, Inc.
6.00%, 4/01/23		6,199	6,446,960
6.375%, 5/15/25		8,198	8,577,157

			257,862,295

Consumer Cyclical - Automotive - 1.4%
Commercial Vehicle Group, Inc.
7.875%, 4/15/19 (b)		13,896	13,583,340
Dana Financing Luxembourg Sarl
6.50%, 6/01/26 (a)		9,147	9,375,675
Dana Holding Corp.
6.00%, 9/15/23		3,683	3,821,113
Exide Technologies
Series AI
7.00%, 4/30/25 (f)(h)(i)(j)		17,730	12,730,167
11.00%, 4/30/20 (g)(h)		23,120	19,073,833
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	710	698,526
6.00%, 7/15/22 (a)	U.S.$	12,655	11,516,050
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28		700	777,000
8.75%, 8/15/20		924	1,106,490
Meritor, Inc.
6.25%, 2/15/24		8,026	7,062,880
6.75%, 6/15/21		4,325	4,152,000
Navistar International Corp.
8.25%, 11/01/21		12,802	9,473,480
Schaeffler Holding Finance BV
6.75%, 11/15/22 (a)(h)		2,690	2,972,892
6.875% (6.875% Cash or 7.625% PIK), 8/15/18 (a)(h)		875	893,286

	Principal Amount (000)		U.S. $ Value
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		6,260	6,541,700

			103,778,432

Consumer Cyclical - Entertainment - 0.5%
AMC Entertainment, Inc.
5.75%, 6/15/25		6,515	6,515,000
Carlson Travel Holdings, Inc.
7.50% (7.50% Cash or 8.25% PIK), 8/15/19 (a)(h)		7,910	7,791,305
Carlson Wagonlit BV
6.875%, 6/15/19 (a)		6,104	6,287,120
ClubCorp Club Operations, Inc.
8.25%, 12/15/23 (a)		2,963	3,088,928
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		4,736	4,833,656
Regal Entertainment Group
5.75%, 6/15/23-2/01/25		4,356	4,436,900
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,075,000
7.50%, 10/15/27		3,000	3,495,000

			37,522,909

Consumer Cyclical - Other - 2.9%
Beazer Homes USA, Inc.
5.75%, 6/15/19		13,055	12,744,944
7.50%, 9/15/21		6,520	5,949,500
Boyd Gaming Corp.
6.375%, 4/01/26 (a)		1,922	2,049,333
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (c)(d)		1,935	880,425
11.25%, 6/01/17 (c)(d)		1,350	1,296,000
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		6,600	6,666,000
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc.
9.375%, 5/01/22		5,320	5,280,100
CalAtlantic Group, Inc.
6.625%, 5/01/20		5,393	5,986,230
8.375%, 5/15/18		3,250	3,575,000
10.75%, 9/15/16		1,667	1,687,838
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	2,058	2,401,506
DR Horton, Inc.
4.75%, 5/15/17	U.S.$	2,000	2,037,500
Eldorado Resorts, Inc.
7.00%, 8/01/23		4,493	4,717,650
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		2,300	2,452,375
International Game Technology PLC
6.25%, 2/15/22 (a)		12,305	12,889,487
6.50%, 2/15/25 (a)		10,375	10,945,625

	Principal Amount (000)		U.S. $ Value
Isle of Capri Casinos, Inc.
5.875%, 3/15/21		266	277,305
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	8,992,870
7.25%, 10/15/20 (a)		4,660	4,252,250
KB Home
4.75%, 5/15/19		3,513	3,592,042
7.00%, 12/15/21		6,936	7,352,160
7.25%, 6/15/18		1,000	1,076,250
7.50%, 9/15/22		2,741	2,891,755
9.10%, 9/15/17		1,300	1,387,750
Lennar Corp.
4.50%, 6/15/19		1,690	1,770,275
6.95%, 6/01/18		2,780	2,995,450
MCE Finance Ltd.
5.00%, 2/15/21 (a)		1,559	1,559,000
MDC Holdings, Inc.
5.50%, 1/15/24		4,397	4,517,917
6.00%, 1/15/43		17,203	15,482,700
Meritage Homes Corp.
6.00%, 6/01/25		4,696	4,892,668
7.00%, 4/01/22		7,207	7,909,682
7.15%, 4/15/20		2,500	2,731,250
MGM Growth Properties Operating Partnership LP/MGP Escrow Co-Issuer, Inc.
5.625%, 5/01/24 (a)		1,756	1,880,676
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,833,090
New Cotai LLC/New Cotai Capital Corp.
10.625%, 5/01/19 (a)(h)		8,276	4,634,393
PulteGroup, Inc.
5.00%, 1/15/27		1,470	1,468,163
6.00%, 2/15/35		932	957,630
6.375%, 5/15/33		2,695	2,863,438
7.875%, 6/15/32		7,600	8,835,000
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	1,752	2,066,466
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	6,743	6,844,145
6.125%, 4/01/25 (a)		4,677	4,773,440
Taylor Morrison Communities, Inc./Monarch Communities, Inc.
5.625%, 3/01/24 (a)		11,952	12,011,760
5.875%, 4/15/23 (a)		4,950	5,098,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		4,515	4,537,575
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		8,100	8,120,250

			219,165,363

	Principal Amount (000)		U.S. $ Value
Consumer Cyclical - Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		10,455	10,964,681
Pizzaexpress Financing 1 PLC
8.625%, 8/01/22 (a)	GBP	751	905,110
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)		2,879	3,716,009
Stonegate Pub Co. Financing PLC
5.75%, 4/15/19 (a)(b)		2,206	2,953,397

			18,539,197

Consumer Cyclical - Retailers - 1.6%
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)	U.S.$	8,983	8,253,131
Argos Merger Sub, Inc.
7.125%, 3/15/23 (a)		10,341	10,806,345
Brighthouse Group PLC
7.875%, 5/15/18 (a)(b)	GBP	4,319	4,155,518
Cash America International, Inc.
5.75%, 5/15/18	U.S.$	7,214	7,358,280
Group 1 Automotive, Inc.
5.00%, 6/01/22		2,143	2,121,570
JC Penney Corp., Inc.
5.875%, 7/01/23 (a)		371	380,312
6.375%, 10/15/36		1,169	917,665
7.40%, 4/01/37		4,492	3,683,440
L Brands, Inc.
6.875%, 11/01/35		11,730	12,439,665
6.95%, 3/01/33		3,500	3,535,000
Levi Strauss & Co.
5.00%, 5/01/25		7,819	7,994,928
Murphy Oil USA, Inc.
6.00%, 8/15/23		3,166	3,332,215
Neiman Marcus Group Ltd. LLC
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(h)		14,099	11,138,210
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	1,404	1,749,424
Rite Aid Corp.
6.125%, 4/01/23 (a)	U.S.$	10,011	10,624,174
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		2,086	2,242,450
5.75%, 6/01/22		5,376	5,604,480
Serta Simmons Bedding LLC
8.125%, 10/01/20 (a)		8,047	8,429,232
Sonic Automotive, Inc.
5.00%, 5/15/23		8,953	8,841,087
Wolverine World Wide, Inc.
6.125%, 10/15/20		1,999	2,068,965

			115,676,091

Consumer Non-Cyclical - 6.3%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		4,950	5,113,944

	Principal Amount (000)		U.S. $ Value
Air Medical Merger Sub Corp.
6.375%, 5/15/23 (a)		11,200	10,808,000
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
6.625%, 6/15/24 (a)		9,979	10,602,687
Alere, Inc.
6.375%, 7/01/23 (a)		1,482	1,483,853
7.25%, 7/01/18		3,046	3,076,460
Amsurg Corp.
5.625%, 7/15/22		5,163	5,421,150
Aramark Services, Inc.
5.125%, 1/15/24		1,484	1,532,230
5.75%, 3/15/20		604	622,120
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(h)		12,017	6,218,797
9.25%, 2/15/19 (a)		6,688	5,525,960
Boparan Finance PLC
5.25%, 7/15/19 (a)(b)	GBP	5,799	7,521,193
5.50%, 7/15/21 (a)		9,185	11,304,976
Care UK Health & Social Care PLC
5.528% (LIBOR 3 Month + 5.00%), 7/15/19 (a)(k)		1,357	1,490,615
8.028% (LIBOR 3 Month + 7.50%), 1/15/20 (a)(k)		2,000	2,170,458
Cerba European Lab SAS
7.00%, 2/01/20 (a)	EUR	4,950	5,758,231
Cerberus Nightingale 1 SARL
8.25%, 2/01/20 (a)		1,000	1,147,627
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	21,568	18,548,480
Concordia International Corp.
7.00%, 4/15/23 (a)		1,245	1,027,125
9.50%, 10/21/22 (a)		13,219	12,062,337
DaVita HealthCare Partners, Inc.
5.00%, 5/01/25		9,884	9,995,195
Endo Finance LLC
5.75%, 1/15/22 (a)		3,100	2,790,000
Endo Finance LLC/Endo Finco, Inc.
7.25%, 1/15/22 (a)		3,035	2,806,738
Endo Ltd./Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		18,029	15,597,268
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		16,738	16,424,162
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	4,512	6,001,263
HCA, Inc.
4.25%, 10/15/19	U.S.$	3,274	3,404,960
5.375%, 2/01/25		441	458,918
5.875%, 3/15/22-2/15/26		7,379	7,969,030
HealthSouth Corp.
7.75%, 9/15/22		106	109,360

	Principal Amount (000)		U.S. $ Value
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		1,473	1,537,444
Holding Medi-Partenaires SAS
7.00%, 5/15/20 (a)	EUR	6,584	7,736,750
Horizon Pharma, Inc.
6.625%, 5/01/23 (b)	U.S.$	9,168	8,892,960
HRG Group, Inc.
7.875%, 7/15/19		12,371	13,097,796
IASIS Healthcare LLC/IASIS Capital Corp.
8.375%, 5/15/19		21,284	20,432,640
IDH Finance PLC
6.00%, 12/01/18 (a)	GBP	2,145	2,882,518
Kinetic Concepts, Inc./KCI USA, Inc.
10.50%, 11/01/18	U.S.$	13,304	13,586,710
LifePoint Health, Inc.
5.875%, 12/01/23		7,809	8,238,495
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		11,782	10,868,895
5.625%, 10/15/23 (a)		1,441	1,383,360
5.75%, 8/01/22 (a)		54	52,785
Manitowoc Foodservice, Inc.
9.50%, 2/15/24 (a)		3,546	4,020,278
MEDNAX, Inc.
5.25%, 12/01/23 (a)		2,302	2,399,835
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		6,560	6,998,700
NBTY, Inc.
7.625%, 5/15/21 (a)		16,080	16,401,600
Post Holdings, Inc.
5.00%, 8/15/26 (a)		11,791	11,754,153
6.00%, 12/15/22 (a)		2,096	2,211,280
7.375%, 2/15/22		9,253	9,907,187
8.00%, 7/15/25 (a)		607	696,533
Quorum Health Corp.
11.625%, 4/15/23 (a)		6,200	6,293,000
R&R Ice Cream PLC
5.50%, 5/15/20 (a)	GBP	4,939	6,695,030
8.25%, 5/15/20 (a)	AUD	3,910	3,088,329
R&R PIK PLC
9.25%, 5/15/18 (a)(h)	EUR	4,332	4,864,147
Revlon Escrow Corp.
6.25%, 8/01/24 (a)	U.S.$	3,601	3,646,013
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.
9.50%, 6/15/19 (a)		1,372	1,411,445
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		12,063	12,635,992
Smithfield Foods, Inc.
5.25%, 8/01/18 (a)		3,549	3,584,490
5.875%, 8/01/21(a)		5,820	6,067,350
6.625%, 8/15/22		1,516	1,603,488
Spectrum Brands, Inc.

	Principal Amount (000)		U.S. $ Value
6.125%, 12/15/24		1,915	2,068,200
6.375%, 11/15/20		2,586	2,699,138
6.625%, 11/15/22		2,624	2,784,720
Sun Products Corp. (The)
7.75%, 3/15/21 (a)		18,291	19,022,640
Surgical Care Affiliates, Inc.
6.00%, 4/01/23 (a)		2,748	2,864,790
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	9,492	11,301,840
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		3,869	4,485,587
Tenet Healthcare Corp.
6.75%, 6/15/23	U.S.$	8,125	7,820,312
6.875%, 11/15/31		16,407	13,699,845
8.125%, 4/01/22		4,631	4,781,508
Valeant Pharmaceuticals International
6.75%, 8/15/21 (a)		2,100	1,884,750
7.25%, 7/15/22 (a)		5,402	4,821,285
Valeant Pharmaceuticals International, Inc.
5.50%, 3/01/23 (a)		1,466	1,209,450
5.875%, 5/15/23 (a)		2,975	2,484,125
6.125%, 4/15/25 (a)		13,988	11,610,040
Vizient, Inc.
10.375%, 3/01/24 (a)		2,066	2,329,415
Voyage Care Bondco PLC
6.50%, 8/01/18 (a)	GBP	4,750	6,141,800

			471,991,785

Energy - 4.4%
Antero Resources Corp.
5.625%, 6/01/23	U.S.$	2,422	2,291,818
6.00%, 12/01/20		16	15,840
Berry Petroleum Co. LLC
6.50%, 9/15/22 (c)(d)		18,405	8,880,412
BreitBurn Energy Partners LP/BreitBurn Finance Corp.
7.875%, 4/15/22 (c)(d)		4,006	891,335
California Resources Corp.
5.00%, 1/15/20		1,806	821,730
5.50%, 9/15/21		1,846	849,160
6.00%, 11/15/24		15,082	6,485,260
8.00%, 12/15/22 (a)		5,980	3,828,396
Carrizo Oil & Gas, Inc.
7.50%, 9/15/20		1,394	1,390,515
Cenovus Energy, Inc.
3.00%, 8/15/22		495	464,540
3.80%, 9/15/23		280	269,477
4.45%, 9/15/42		4,289	3,503,813
6.75%, 11/15/39		373	400,270
CHC Helicopter SA
9.25%, 10/15/20 (c)(d)(g)		31,420	15,120,827
9.375%, 6/01/21 (c)(d)(g)		1,253	200,512
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24 (a)		10,458	10,928,610

	Principal Amount (000)		U.S. $ Value
Chesapeake Energy Corp.
3.93% (LIBOR 3 Month + 3.25%), 4/15/19 (k)		6,896	5,654,720
4.875%, 4/15/22		4,915	3,096,450
6.125%, 2/15/21		4,834	3,335,460
7.25%, 12/15/18 (b)		411	382,386
Cobalt International Energy, Inc.
2.625%, 12/01/19 (i)		4,083	1,824,591
Continental Resources, Inc./OK
3.80%, 6/01/24		517	442,035
4.90%, 6/01/44		2,314	1,845,415
5.00%, 9/15/22		715	668,525
DCP Midstream Operating LP
3.875%, 3/15/23		4,357	4,106,472
5.60%, 4/01/44		10,432	9,493,120
Denbury Resources, Inc.
4.625%, 7/15/23		2,703	1,675,860
5.50%, 5/01/22		1,295	822,325
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43		4,999	3,883,073
5.70%, 10/15/39		3,966	3,226,738
Energy Transfer Equity LP
5.875%, 1/15/24		8,866	8,893,396
7.50%, 10/15/20		6,077	6,547,967
Energy XXI Gulf Coast, Inc.
7.75%, 6/15/19 (c)(d)		3,500	367,500
Ensco PLC
4.50%, 10/01/24		3,001	2,063,188
5.20%, 3/15/25		1,278	869,040
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		1,899	949,500
7.75%, 9/01/22		1,866	951,660
9.375%, 5/01/20		17,688	10,082,160
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	14,057,910
Golden Energy Offshore Services AS
5.00%, 12/31/17 (e)	NOK	33,602	1,075,324
Halcon Resources Corp.
13.00%, 2/15/22 (a)(c)(d)	U.S.$	1,003	531,590
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 10/01/25 (a)		2,366	2,235,870
Hornbeck Offshore Services, Inc.
5.00%, 3/01/21		5,000	3,137,500
5.875%, 4/01/20		4,695	3,086,962
Laredo Petroleum, Inc.
5.625%, 1/15/22 (b)		1,777	1,608,185
7.375%, 5/01/22 (b)		5,638	5,482,955
Linn Energy LLC/Linn Energy Finance Corp.
6.25%, 11/01/19 (c)(d)		2,788	466,990
6.50%, 9/15/21 (c)(d)		655	106,438
8.625%, 4/15/20 (c)(d)		4,190	712,300
Noble Holding International Ltd.
3.95%, 3/15/22		5,106	3,776,724
5.25%, 3/15/42		1,180	661,508
6.95%, 4/01/25 (l)		1,669	1,381,932

	Principal Amount (000)	U.S. $ Value
7.95%, 4/01/45 (m)	2,932	2,140,360
Northern Oil and Gas, Inc.
8.00%, 6/01/20	3,075	2,252,438
Oasis Petroleum, Inc.
6.50%, 11/01/21	646	542,640
6.875%, 3/15/22-1/15/23	7,142	6,202,470
Pacific Drilling SA
5.375%, 6/01/20 (a)	12,449	3,298,985
Paragon Offshore PLC
6.75%, 7/15/22 (c)(d)(e)	17,781	4,800,870
7.25%, 8/15/24 (c)(d)(e)	6,607	1,783,890
PHI, Inc.
5.25%, 3/15/19	7,518	7,066,920
Precision Drilling Corp.
6.50%, 12/15/21	1,870	1,701,700
QEP Resources, Inc.
5.25%, 5/01/23	4,020	3,788,850
5.375%, 10/01/22	1,061	1,013,255
6.875%, 3/01/21	3,871	3,890,355
Range Resources Corp.
5.00%, 3/15/23	5,789	5,325,880
Sabine Pass Liquefaction LLC
5.75%, 5/15/24	3,851	3,947,275
5.875%, 6/30/26 (a)	5,926	6,081,557
6.25%, 3/15/22	3,000	3,138,750
Sabine Pass LNG LP
6.50%, 11/01/20	2,949	3,066,960
Sanchez Energy Corp.
6.125%, 1/15/23	5,546	3,729,685
SandRidge Energy, Inc.
7.50%, 2/15/23 (c)(d)	1,970	100,963
8.125%, 10/15/22 (c)(d)	15,534	776,700
8.75%, 6/01/20 (a)(c)(d)	4,745	1,625,163
Seitel, Inc.
9.50%, 4/15/19	2,574	1,724,580
SM Energy Co.
5.00%, 1/15/24	2,390	1,912,000
5.625%, 6/01/25	3,563	2,957,290
6.50%, 1/01/23	2,737	2,326,450
Southern Star Central Corp.
5.125%, 7/15/22 (a)	6,100	6,039,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.25%, 5/01/23	4,946	4,834,715
6.375%, 8/01/22	2,736	2,790,720
6.875%, 2/01/21	3,250	3,331,250
Tervita Corp.
8.00%, 11/15/18 (e)	12,243	11,783,887
9.75%, 11/01/19 (e)	6,510	1,692,600
10.875%, 2/15/18 (e)	23,005	5,981,300
Transocean, Inc.
5.05%, 10/15/22 (m)	2,466	1,763,190
6.80%, 3/15/38	13,720	8,094,800
7.50%, 4/15/31	1,800	1,098,000
9.00%, 7/15/23 (a)	13,324	12,491,250

	Principal Amount (000)		U.S. $ Value
Vantage Drilling International
7.125%, 4/01/23 (d)(f)(j)		8,325	0	^
7.50%, 11/01/19 (d)(f)(j)		8,860	0	^
10.00%, 12/31/20 (j)		521	479,320
10.00%, 12/31/20 (e)		431	396,520
Weatherford International Ltd./Bermuda
4.50%, 4/15/22		672	554,400
5.95%, 4/15/42		2,757	1,902,330
6.50%, 8/01/36		4,003	2,842,130
6.75%, 9/15/40		4,691	3,377,520
7.00%, 3/15/38		4,190	3,100,600
Whiting Petroleum Corp.
1.25%, 4/01/20 (i)		2,925	2,265,047
5.00%, 3/15/19		1,768	1,542,580
WPX Energy, Inc.
5.25%, 9/15/24		6,542	5,593,410
8.25%, 8/01/23		1,315	1,289,515

			324,286,354

Other Industrial - 0.8%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		7,510	6,533,700
9.00%, 10/15/18 (a)	EUR	1,810	1,721,055
B456 Systems, Inc.
3.75%, 4/15/16 (d)(i)(j)(n)	U.S.$	3,985	159,400
Belden, Inc.
5.25%, 7/15/24 (a)		3,975	3,975,000
Briggs & Stratton Corp.
6.875%, 12/15/20		737	816,227
General Cable Corp.
4.50%, 11/15/29 (i)(m)		5,909	3,966,416
5.75%, 10/01/22		9,213	8,660,220
Laureate Education, Inc.
10.00%, 9/01/19 (a)		17,457	15,667,657
Liberty Tire Recycling LLC
11.00%, 3/31/21 (e)(f)(h)		2,171	1,883,434
Modular Space Corp.
10.25%, 1/31/19 (a)		6,094	2,498,540
New Enterprise Stone & Lime Co., Inc.
5.00%, 3/15/18 (h)		5,527	5,717,242
11.00%, 9/01/18		5,748	5,647,410

			57,246,301

Services - 0.6%
APX Group, Inc.
6.375%, 12/01/19		2,625	2,690,625
7.875%, 12/01/22 (a)		5,765	6,067,663
8.75%, 12/01/20		9,794	9,304,300
IHS Markit Ltd.
5.00%, 11/01/22 (a)		3,524	3,620,910
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		19,686	21,014,805

	Principal Amount (000)	U.S. $ Value
Service Corp. International/US
7.50%, 4/01/27	1,575	1,842,750

		44,541,053

Technology - 2.1%
Amkor Technology, Inc.
6.375%, 10/01/22	10,924	11,072,348
Avaya, Inc.
7.00%, 4/01/19 (a)	12,501	9,438,255
10.50%, 3/01/21 (a)	10,941	2,954,070
Blackboard, Inc.
7.75%, 11/15/19 (a)	2,129	1,862,875
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)	15,535	12,661,025
BMC Software, Inc.
7.25%, 6/01/18	337	320,150
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24	1,606	1,674,849
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)	7,458	7,532,580
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)	1,945	887,406
CPI International, Inc.
8.75%, 2/15/18	1,223	1,235,230
Dell, Inc.
6.50%, 4/15/38	8,083	7,173,663
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
7.125%, 6/15/24 (a)	3,997	4,300,664
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)	6,119	6,248,906
Ensemble S Merger Sub, Inc.
9.00%, 9/30/23 (a)	9,170	9,364,862
First Data Corp.
6.75%, 11/01/20 (a)	1,058	1,105,610
Goodman Networks, Inc.
12.125%, 7/01/18	8,670	4,443,375
Infor Software Parent LLC/Infor Software Parent, Inc.
7.125% (7.125% Cash or 7.875% PIK), 5/01/21 (a)(h)	6,671	6,254,063
Infor US, Inc.
6.50%, 5/15/22	9,953	9,853,470
Iron Mountain, Inc.
5.75%, 8/15/24	3,155	3,240,784
Micron Technology, Inc.
5.25%, 8/01/23-1/15/24 (a)	5,769	5,169,480
5.50%, 2/01/25	14,490	13,004,775
NXP BV/NXP Funding LLC
5.75%, 2/15/21-3/15/23 (a)	8,374	8,747,260
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)	1,648	1,726,280
5.375%, 4/15/23 (a)	4,041	4,232,948

	Principal Amount (000)		U.S. $ Value
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)		6,161	6,650,060
Syniverse Holdings, Inc.
9.125%, 1/15/19		1,598	797,003
Western Digital Corp.
10.50%, 4/01/24 (a)		10,757	12,115,071

			154,067,062

Transportation - Airlines - 0.3%
Air Canada
6.75%, 10/01/19 (a)		6,910	7,151,850
8.75%, 4/01/20 (a)		11,145	11,897,288
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,528	1,637,400

			20,686,538

Transportation - Services - 0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		5,359	5,050,858
5.50%, 4/01/23 (b)		7,273	7,218,452
6.375%, 4/01/24 (a)		3,010	3,070,200
Avis Budget Finance PLC
6.00%, 3/01/21 (a)	EUR	2,070	2,405,673
CEVA Group PLC
9.00%, 9/01/21 (a)	U.S.$	10,987	8,624,795
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	4,232	4,898,394
Europcar Groupe SA
5.75%, 6/15/22 (a)(b)		2,550	2,893,663
Hertz Corp. (The)
5.875%, 10/15/20	U.S.$	8,854	9,141,755
XPO CNW, Inc.
6.70%, 5/01/34		13,854	9,420,720

			52,724,510

			2,599,925,913

Financial Institutions - 4.3%
Banking - 2.8%
Ally Financial, Inc.
4.125%, 3/30/20		505	517,938
8.00%, 11/01/31		6,998	8,520,065
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (a)(o)	EUR	1,800	1,826,414
8.875%, 4/14/21 (a)(o)		2,800	3,259,529
Bank of America Corp.
Series AA
6.10%, 3/17/25 (o)	U.S.$	7,966	8,334,029
Series X
6.25%, 9/05/24 (o)		521	545,748
Series Z

	Principal Amount (000)		U.S. $ Value
6.50%, 10/23/24 (o)		4,009	4,377,327
Bank of Ireland
10.00%, 2/12/20 (a)(b)	EUR	2,270	3,079,033
Barclays Bank PLC
6.86%, 6/15/32 (a)(o)	U.S.$	838	949,035
7.625%, 11/21/22		6,508	7,274,642
7.70%, 4/25/18 (a)(o)		4,629	4,787,867
7.75%, 4/10/23		11,559	12,281,438
Barclays PLC
8.00%, 12/15/20 (o)	EUR	622	696,717
BBVA International Preferred SAU
1.384% (EURIBOR 3 Month + 0.43%), 9/22/16 (k)(o)		3,030	2,974,260
4.952%, 9/20/16 (a)(b)(o)		8,900	9,402,939
Citigroup, Inc.
5.95%, 1/30/23 (o)	U.S.$	14,778	15,152,548
Series M
6.30%, 5/15/24 (o)		7,000	7,175,000
Countrywide Capital III
Series B
8.05%, 6/15/27		11,735	15,028,979
Credit Agricole SA
7.589%, 1/30/20 (o)	GBP	4,950	7,116,108
8.125%, 12/23/25 (a)(o)	U.S.$	5,635	5,916,750
Credit Suisse Group AG
7.50%, 12/11/23 (a)(o)		22,644	23,493,150
Credit Suisse Group Guernsey I Ltd.
7.875%, 2/24/41 (a)		3,191	3,203,445
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		816	962,023
HT1 Funding GmbH
6.352%, 6/30/17 (o)	EUR	2,700	3,027,052
Intesa Sanpaolo SpA
5.017%, 6/26/24 (a)	U.S.$	3,834	3,654,975
5.71%, 1/15/26 (a)		5,445	5,426,198
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(o)		3,709	4,024,265
6.657%, 5/21/37 (a)(o)		1,801	1,972,095
7.50%, 6/27/24 (o)		3,535	3,526,163
Royal Bank of Scotland Group PLC
8.00%, 8/10/25 (o)		9,689	9,628,444
Series U
7.64%, 9/30/17 (o)		1,200	1,146,000
Royal Bank of Scotland PLC (The)
9.50%, 3/16/22 (a)		253	264,130
SNS Bank NV
11.25%, 12/31/99 (d)(f)(j)(o)	EUR	1,001	0	^
Societe Generale SA
8.00%, 9/29/25 (a)(o)	U.S.$	11,901	11,722,485
UBS Group AG
7.00%, 2/19/25 (a)(o)		11,235	11,810,794

	Principal Amount (000)		U.S. $ Value
Zions Bancorporation
5.65%, 11/15/23		2,289	2,300,445

			205,378,030

Brokerage - 0.0%
Lehman Brothers Holdings, Inc.
6.875%, 5/02/18 (d)		1,600	114,000
Series G
4.80%, 3/13/14 (d)(n)		1,800	127,080

			241,080

Finance - 0.7%
Artsonig Pty Ltd.
11.50% (11.50% Cash or 12.00% PIK), 4/01/19 (a)(h)		9,489	759,101
Creditcorp
12.00%, 7/15/18 (a)		6,205	2,482,000
Enova International, Inc.
9.75%, 6/01/21		12,138	10,195,920
ILFC E-Capital Trust II
4.23%, 12/21/65 (a)(k)		1,500	1,200,000
Navient Corp.
4.875%, 6/17/19		5,837	5,866,185
5.50%, 1/15/19-1/25/23		2,213	2,252,158
5.875%, 3/25/21		3,619	3,582,810
6.125%, 3/25/24		1,255	1,185,975
6.625%, 7/26/21		4,403	4,447,030
7.25%, 1/25/22		1,638	1,664,617
8.00%, 3/25/20		7,546	8,055,355
Oxford Finance LLC/Oxford Finance Co-Issuer, Inc.
7.25%, 1/15/18 (a)		1,492	1,495,730
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		14,675	11,519,875

			54,706,756

Insurance - 0.3%
American Equity Investment Life Holding Co.
6.625%, 7/15/21		3,087	3,210,480
Genworth Holdings, Inc.
6.15%, 11/15/66		2,535	811,200
7.625%, 9/24/21		4,725	3,969,095
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		14,759	16,419,387

			24,410,162

Other Finance - 0.4%
CNG Holdings, Inc.
9.375%, 5/15/20 (a)		3,774	1,887,000
iPayment, Inc.
9.50%, 12/15/19 (e)		10,368	9,538,317
Lincoln Finance Ltd.
6.875%, 4/15/21(a)	EUR	6,507	7,856,812

	Principal Amount (000)		U.S. $ Value
7.375%, 4/15/21 (a)	U.S.$	1,619	1,732,330
Speedy Cash Intermediate Holdings Corp.
10.75%, 5/15/18 (a)		4,591	2,903,807
Speedy Group Holdings Corp.
12.00%, 11/15/17 (a)		7,281	2,839,590

			26,757,856

REITS - 0.1%
FelCor Lodging LP
5.625%, 3/01/23		7,213	7,393,325
VEREIT Operating Partnership LP
4.875%, 6/01/26		1,847	1,939,350

			9,332,675

			320,826,559

Utility - 1.3%
Electric - 1.3%
AES Corp./VA
4.875%, 5/15/23		826	838,390
Calpine Corp.
5.50%, 2/01/24		5,320	5,306,700
5.75%, 1/15/25		9,130	9,118,587
7.875%, 1/15/23 (a)		808	854,460
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	8,608	9,892,439
DPL, Inc.
6.75%, 10/01/19	U.S.$	1,280	1,270,400
7.25%, 10/15/21		4,251	4,123,470
Dynegy, Inc.
7.375%, 11/01/22		5,633	5,520,340
7.625%, 11/01/24		5,105	4,951,850
Emera, Inc.
Series 2016-A
6.75%, 6/15/76		6,938	7,499,978
FirstEnergy Corp.
Series C
7.375%, 11/15/31		4,551	5,874,294
GenOn Energy, Inc.
7.875%, 6/15/17		825	699,188
9.50%, 10/15/18		8,571	6,921,082
NRG Energy, Inc.
6.25%, 7/15/22		1,631	1,639,155
6.25%, 5/01/24 (b)		3,795	3,747,563
6.625%, 3/15/23		5,121	5,161,968
NRG Yield Operating LLC
5.375%, 8/15/24		4,311	4,407,997
Talen Energy Supply LLC
4.60%, 12/15/21		8,074	6,459,200
Texas Competitive/TCEH
11.50%, 10/01/20 (c)(d)		2,679	910,860
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	7,830	9,148,918

			94,346,839

	Principal Amount (000)		U.S. $ Value
Non Corporate Sectors - 0.0%
Agencies - Not Government Guaranteed - 0.0%
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)	U.S.$	2,349	2,384,235

Total Corporates - Non-Investment Grade (cost $3,155,764,890)			3,017,483,546

GOVERNMENTS - TREASURIES - 20.5%
Colombia - 0.2%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	4,172,040
Colombian TES
Series B
7.00%, 5/04/22		22,590,200	7,260,866
7.75%, 9/18/30		7,870,200	2,566,539
10.00%, 7/24/24		7,000,000	2,634,054

			16,633,499

Mexico - 0.8%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	1,003,500	55,470,429

Russia - 0.4%
Russian Federal Bond - OFZ
Series 6210
6.80%, 12/11/19	RUB	2,282,315	32,666,260

South Africa - 0.0%
South Africa Government Bond
Series R204
8.00%, 12/21/18	ZAR	16,800	1,216,414
Series R208
6.75%, 3/31/21		21,565	1,472,844

			2,689,258

Turkey - 0.8%
Turkey Government Bond
8.30%, 6/20/18	TRY	178,414	59,123,827

United States - 18.3%
U.S. Treasury Bonds
6.125%, 11/15/27 (p)(q)	U.S.$	78,500	115,983,750
U.S. Treasury Notes
0.875%, 3/31/18		554,000	555,904,652
0.875%, 4/15/19 (q)		382,180	383,538,650
1.25%, 3/31/21		259,848	262,629,153
1.625%, 8/31/19		7,012	7,189,768
2.125%, 8/31/20 (q)		11,300	11,830,128
2.50%, 8/15/23 (q)		16,550	17,921,846

			1,354,997,947

Total Governments - Treasuries (cost $1,514,023,032)			1,521,581,220

	Principal Amount (000)	U.S. $ Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 9.2%
Risk Share Floating Rate - 6.9%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
12.488% (LIBOR 1 Month + 12.00%), 4/25/26 (e)(k)	2,331	2,342,538
Series 2016-1A, Class M2B
6.988% (LIBOR 1 Month + 6.50%), 4/25/26 (e)(k)	21,264	21,423,601
Bellemeade Re Ltd.
Series 2015-1A, Class M2
4.788% (LIBOR 1 Month + 4.30%), 7/25/25 (e)(k)	6,730	6,826,744
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
7.638% (LIBOR 1 Month + 7.15%), 7/25/23 (k)	8,995	10,510,128
Series 2013-DN2, Class M2
4.738% (LIBOR 1 Month + 4.25%), 11/25/23 (k)	7,100	7,391,631
Series 2014-DN1, Class M3
4.988% (LIBOR 1 Month + 4.50%), 2/25/24 (k)	13,021	13,815,928
Series 2014-DN2, Class M3
4.088% (LIBOR 1 Month + 3.60%), 4/25/24 (k)	5,376	5,402,227
Series 2014-DN3, Class M3
4.488% (LIBOR 1 Month + 4.00%), 8/25/24 (k)	10,000	10,274,394
Series 2014-DN4, Class M3
5.038% (LIBOR 1 Month + 4.55%), 10/25/24 (k)	1,900	1,998,013
Series 2014-HQ1, Class M3
4.588% (LIBOR 1 Month + 4.10%), 8/25/24 (k)	9,416	9,674,959
Series 2014-HQ2, Class M3
4.238% (LIBOR 1 Month + 3.75%), 9/25/24 (k)	3,045	3,090,492
Series 2014-HQ3, Class M3
5.238% (LIBOR 1 Month + 4.75%), 10/25/24 (k)	9,550	10,058,926
Series 2015-DN1, Class B
11.988% (LIBOR 1 Month + 11.50%), 1/25/25 (k)	2,451	2,673,621
Series 2015-DN1, Class M3
4.638% (LIBOR 1 Month + 4.15%), 1/25/25 (k)	4,007	4,225,534
Series 2015-DNA1, Class M3
3.788% (LIBOR 1 Month + 3.30%), 10/25/27 (k)	1,760	1,790,138
Series 2015-DNA2, Class B
8.038% (LIBOR 1 Month + 7.55%), 12/25/27 (k)	16,236	15,822,393

	Principal Amount (000)	U.S. $ Value
Series 2015-DNA3, Class B
9.838% (LIBOR 1 Month + 9.35%), 4/25/28 (k)	7,582	7,476,862
Series 2015-DNA3, Class M3
5.188% (LIBOR 1 Month + 4.70%), 4/25/28 (k)	3,021	3,172,237
Series 2015-HQ1, Class M3
4.288% (LIBOR 1 Month + 3.80%), 3/25/25 (k)	3,380	3,529,268
Series 2015-HQ2, Class B
8.438% (LIBOR 1 Month + 7.95%), 5/25/25 (k)	298	305,046
Series 2015-HQA1, Class B
9.288% (LIBOR 1 Month + 8.80%), 3/25/28 (k)	6,169	5,439,245
Series 2015-HQA1, Class M3
5.188% (LIBOR 1 Month + 4.70%), 3/25/28 (k)	8,335	8,693,225
Series 2015-HQA2, Class B
10.988% (LIBOR 1 Month + 10.50%), 5/25/28 (k)	7,000	7,046,599
Series 2015-HQA2, Class M3
5.288% (LIBOR 1 Month + 4.80%), 5/25/28 (k)	1,740	1,816,920
Series 2016-DNA1, Class M3
6.038% (LIBOR 1 Month + 5.55%), 7/25/28 (k)	7,042	7,621,414
Series 2016-DNA2, Class B
10.988% (LIBOR 1 Month + 10.50%), 10/25/28 (k)	5,076	5,251,580
Series 2016-DNA2, Class M3
5.138% (LIBOR 1 Month + 4.65%), 10/25/28 (k)	3,862	3,983,731
Series 2016-DNA3, Class B
11.738% (LIBOR 1 Month + 11.25%), 12/25/28 (k)	3,874	4,154,552
Series 2016-DNA3, Class M3
5.488% (LIBOR 1 Month + 5.00%), 12/25/28 (k)	16,998	17,897,232
Series 2016-HQA1, Class B
13.238% (LIBOR 1 Month + 12.75%), 9/25/28 (k)	1,000	1,104,422
Series 2016-HQA1, Class M3
6.838% (LIBOR 1 Month + 6.35%), 9/25/28 (k)	18,443	20,701,851
Series 2016-HQA2, Class B
11.988% (LIBOR 1 Month + 11.50%), 11/25/28 (k)	2,957	3,054,760
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
5.738% (LIBOR 1 Month + 5.25%), 10/25/23 (k)	7,285	7,926,349
Series 2014-C01, Class M2

	Principal Amount (000)	U.S. $ Value
4.888% (LIBOR 1 Month + 4.40%), 1/25/24 (k)	9,535	9,990,662
Series 2014-C02, Class 1M2
3.088% (LIBOR 1 Month + 2.60%), 5/25/24 (k)	3,410	3,263,206
Series 2014-C03, Class 1M2
3.488% (LIBOR 1 Month + 3.00%), 7/25/24 (k)	11,973	11,733,447
Series 2014-C04, Class 1M2
5.388% (LIBOR 1 Month + 4.90%), 11/25/24 (k)	23,605	24,921,231
Series 2014-C04, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 11/25/24 (k)	3,828	4,042,225
Series 2015-C01, Class 1M2
4.788% (LIBOR 1 Month + 4.30%), 2/25/25 (k)	22,959	23,850,764
Series 2015-C01, Class 2M2
5.038% (LIBOR 1 Month + 4.55%), 2/25/25 (k)	7,271	7,571,589
Series 2015-C02, Class 1M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (k)	5,881	6,032,543
Series 2015-C02, Class 2M2
4.488% (LIBOR 1 Month + 4.00%), 5/25/25 (k)	11,991	12,364,808
Series 2015-C03, Class 1M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (k)	20,384	21,405,905
Series 2015-C03, Class 2M2
5.488% (LIBOR 1 Month + 5.00%), 7/25/25 (k)	14,908	15,706,964
Series 2015-C04, Class 1M2
6.188% (LIBOR 1 Month + 5.70%), 4/25/28 (k)	13,295	14,385,476
Series 2015-C04, Class 2M2
6.038% (LIBOR 1 Month + 5.55%), 4/25/28 (k)	7,247	7,739,522
Series 2016-C01, Class 1B
12.238% (LIBOR 1 Month + 11.75%), 8/25/28 (k)	4,069	4,527,243
Series 2016-C01, Class 1M2
7.238% (LIBOR 1 Month + 6.75%), 8/25/28 (k)	11,933	13,392,180
Series 2016-C01, Class 2M2
7.438% (LIBOR 1 Month + 6.95%), 8/25/28 (k)	3,870	4,401,808
Series 2016-C02, Class 1B
12.738% (LIBOR 1 Month + 12.25%), 9/25/28 (k)	2,900	3,282,330
Series 2016-C02, Class 1M2
6.488% (LIBOR 1 Month + 6.00%), 9/25/28 (k)	22,977	25,145,902
Series 2016-C03, Class 1B

	Principal Amount (000)	U.S. $ Value
12.238% (LIBOR 1 Month + 11.75%), 10/25/28 (k)	2,169	2,398,582
Series 2016-C03, Class 1M2
5.788% (LIBOR 1 Month + 5.30%), 10/25/28 (k)	2,497	2,666,079
Series 2016-C03, Class 2B
13.238% (LIBOR 1 Month + 12.75%), 10/25/28 (k)	4,794	5,379,619
Series 2016-C03, Class 2M2
6.388% (LIBOR 1 Month + 5.90%), 10/25/28 (k)	22,833	24,661,599
Series 2016-C04, Class 1B
10.743% (LIBOR 1 Month + 10.25%), 1/25/29 (k)	9,237	9,410,663
Series 2016-C04, Class 1M2
4.743% (LIBOR 1 Month + 4.25%), 1/25/29 (k)	6,797	6,831,595
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
5.988% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(k)	7,780	7,579,214
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 2M2
5.988% (LIBOR 1 Month + 5.50%), 11/25/25 (e)(k)	3,351	3,308,039

		512,489,755

Non-Agency Fixed Rate - 2.0%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35	5,112	4,872,708
Series 2005-46CB, Class A2
5.50%, 10/25/35	282	265,569
Series 2005-46CB, Class A3
5.50%, 10/25/35	690	648,844
Series 2005-46CB, Class A4
5.25%, 10/25/35	303	281,544
Series 2005-46CB, Class A7
5.50%, 10/25/35	535	503,083
Series 2005-46CB, Class A20
5.50%, 10/25/35	221	207,843
Series 2005-J14, Class A8
5.50%, 12/25/35	4,157	3,545,785
Series 2006-19CB, Class A15
6.00%, 8/25/36	676	600,169
Series 2006-19CB, Class A24
6.00%, 8/25/36	435	385,796
Series 2006-24CB, Class A15
5.75%, 6/25/36	4,690	3,986,724
Series 2006-24CB, Class A16
5.75%, 6/25/36	897	762,235
Series 2006-26CB, Class A6
6.25%, 9/25/36	385	300,104
Series 2006-26CB, Class A8

	Principal Amount (000)	U.S. $ Value
6.25%, 9/25/36	1,455	1,134,061
Series 2006-2CB, Class A11
6.00%, 3/25/36	1,802	1,425,020
Series 2006-41CB, Class 2A13
5.75%, 1/25/37	4,097	3,206,242
Series 2006-42, Class 1A6
6.00%, 1/25/47	1,716	1,434,462
Series 2006-HY12, Class A5
2.997%, 8/25/36	8,247	7,795,094
Series 2006-J1, Class 1A10
5.50%, 2/25/36	2,307	1,965,569
Series 2006-J5, Class 1A1
6.50%, 9/25/36	1,497	1,260,553
Series 2007-13, Class A2
6.00%, 6/25/47	5,954	4,871,147
Series 2007-15CB, Class A19
5.75%, 7/25/37	916	774,188
Series 2007-16CB, Class 1A7
6.00%, 8/25/37	1,134	1,016,523
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.953%, 4/26/37 (a)	3,212	2,569,428
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.133%, 5/25/47	1,690	1,542,175
Series 2007-4, Class 22A1
4.687%, 6/25/47	5,756	5,104,988
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)	4,623	3,559,451
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37	899	624,595
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35	8,410	7,786,589
Series 2006-AR3, Class 1A2A
3.202%, 6/25/36	3,242	3,080,009
Series 2007-AR4, Class 1A1A
5.294%, 3/25/37	1,328	1,184,671
Series 2010-3, Class 2A2
7.063%, 8/25/37 (a)	2,715	2,375,862
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37	1,923	1,657,402
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36	4,078	3,492,729
Series 2007-4, Class 1A39
6.00%, 5/25/37	2,834	2,397,950
Series 2007-HY4, Class 1A1
2.785%, 9/25/47	1,843	1,627,415
Series 2007-HYB2, Class 3A1
2.931%, 2/25/47	2,008	1,630,026
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)	695	491,546

	Principal Amount (000)	U.S. $ Value
Series 2010-13R, Class 1A2
5.50%, 12/26/35 (a)	216	202,875
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)	3,558	3,486,687
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36	2,842	2,440,127
First Horizon Alternative Mortgage Securities Trust
Series 2005-AA3, Class 3A1
2.732%, 5/25/35	1,189	1,070,616
Series 2006-AA3, Class A1
2.824%, 6/25/36	1,478	1,193,686
Series 2006-AA5, Class A1
2.511%, 9/25/36	4,316	3,475,068
Series 2006-FA1, Class 1A3
5.75%, 4/25/36	2,328	1,816,623
Series 2006-FA3, Class A9
6.00%, 7/25/36	1,947	1,601,443
IndyMac Index Mortgage Loan Trust
Series 2005-AR15, Class A1
2.863%, 9/25/35	3,497	2,944,368
Series 2006-AR37, Class 2A1
4.242%, 2/25/37	1,509	1,189,351
Series 2007-AR1, Class 2A1
3.031%, 4/25/37	4,563	3,722,932
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35	2,101	1,889,423
Series 2006-2, Class 6A
6.50%, 2/25/36	2,117	1,684,305
Series 2007-12, Class 3A22
6.00%, 8/25/37	543	474,721
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.447%, 10/25/36	8,182	4,991,696
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (a)	7,232	5,843,373
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
3.808%, 9/25/35	4,083	3,352,424
Series 2005-QS14, Class 3A1
6.00%, 9/25/35	3,118	2,824,552
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36	1,080	869,242
Series 2007-A1, Class A8
6.00%, 3/25/37	1,397	959,246
Series 2007-A5, Class 2A3
6.00%, 5/25/37	477	402,213
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-18, Class 8A1
2.859%, 9/25/35	2,320	2,141,584
Series 2006-9, Class 4A1
4.963%, 10/25/36	1,660	1,410,505
Washington Mutual Mortgage Pass-Through Certificates Trust

	Principal Amount (000)	U.S. $ Value
Series 2006-7, Class A4
4.44%, 9/25/36	2,374	1,373,830
Series 2006-9, Class A4
4.928%, 10/25/36	2,437	1,309,964
Series 2007-HY3, Class 4A1
2.746%, 3/25/37	3,941	3,709,829
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37	1,958	1,773,955
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37	1,915	1,903,997
Series 2007-AR7, Class A1
2.793%, 12/28/37	8,564	7,832,302
Series 2007-AR8, Class A1
2.836%, 11/25/37	3,399	3,011,088

		151,270,124

Non-Agency Floating Rate - 0.3%
Alternative Loan Trust
Series 2005-82, Class A1
0.758% (LIBOR 1 Month + 0.27%), 2/25/36 (k)	724	574,795
Series 2007-7T2, Class A3
1.088% (LIBOR 1 Month + 0.60%), 4/25/37 (k)	3,523	1,395,027
Carlyle Global Market Strategies
Series 2014-3A, Class D1
5.83% (LIBOR 3 Month + 5.10%), 7/27/26 (k)	1,000	879,870
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.088% (LIBOR 1 Month + 0.60%), 8/25/37 (k)	966	696,816
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
0.738% (LIBOR 1 Month + 0.25%), 4/25/37 (k)	2,232	1,036,966
Lehman Mortgage Trust
Series 2007-1, Class 3A1
0.738% (LIBOR 1 Month + 0.25%), 2/25/37 (k)	3,091	567,174
Series 2007-1, Class 3A2
6.762% (LIBOR 1 Month + 7.25%), 2/25/37 (k)(r)	3,091	1,260,135
Lehman XS Trust
Series 2007-16N, Class 2A2
1.303% (LIBOR 1 Month + 0.85%), 9/25/47 (k)	1,260	1,016,505
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
0.638% (LIBOR 1 Month + 0.15%), 8/25/36 (k)	10,730	5,136,832
PHH Alternative Mortgage Trust

	Principal Amount (000)	U.S. $ Value
Series 2007-1, Class 1A1
0.648% (LIBOR 1 Month + 0.16%), 2/25/37 (k)	1,348	1,115,074
Series 2007-2, Class 1A3
0.818% (LIBOR 1 Month + 0.33%), 5/25/37 (k)	1,481	1,273,555
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
1.955% (12MTA + 1.50%), 8/25/47 (k)	3,038	2,489,685
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-AR3, Class A1A
1.455% (12MTA + 1.00%), 2/25/46 (k)	1,259	1,144,227

		18,586,661

Agency Floating Rate - 0.0%
Federal Home Loan Mortgage Corp. REMICs
Series 3311, Class IE
5.929% (LIBOR 1 Month + 6.41%), 5/15/37 (k)(r)	8,275	1,773,549

Total Collateralized Mortgage Obligations (cost $667,000,656)		684,120,089

CORPORATES - INVESTMENT GRADE - 6.1%
Industrial - 2.9%
Basic - 0.9%
Braskem America Finance Co.
7.125%, 7/22/41 (a)	3,672	3,686,688
Braskem Finance Ltd.
5.75%, 4/15/21 (a)	200	208,000
6.45%, 2/03/24	4,416	4,603,680
7.00%, 5/07/20 (a)	208	223,080
CF Industries, Inc.
6.875%, 5/01/18	1,100	1,191,927
7.125%, 5/01/20	1,100	1,275,702
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)	1,464	1,383,480
Glencore Funding LLC
2.125%, 4/16/18 (a)	560	554,351
4.00%, 4/16/25 (a)	920	861,687
4.625%, 4/29/24 (a)	1,733	1,687,145
GTL Trade Finance, Inc.
5.893%, 4/29/24 (a)	16,596	15,579,495
7.25%, 4/16/44 (a)	249	232,815
Minsur SA
6.25%, 2/07/24 (a)	10,297	10,602,193
Southern Copper Corp.
7.50%, 7/27/35	1,500	1,749,552
Vale Overseas Ltd.
6.875%, 11/21/36 (b)	11,370	10,943,625

	Principal Amount (000)	U.S. $ Value
WestRock MWV LLC
8.20%, 1/15/30	2,940	4,009,848
Weyerhaeuser Co.
7.375%, 3/15/32	3,308	4,490,130
8.50%, 1/15/25	1,000	1,336,070

		64,619,468

Capital Goods - 0.3%
General Electric Co.
Series D
5.00%, 1/21/21 (o)	12,108	13,046,370
Lafarge SA
7.125%, 7/15/36	2,640	3,288,244
Owens Corning
6.50%, 12/01/16 (k)(l)	21	21,231
7.00%, 12/01/36 (k)(l)	4,450	5,566,803

		21,922,648

Communications - Media - 0.3%
Activision Blizzard, Inc.
5.625%, 9/15/21 (a)	2,747	2,874,859
6.125%, 9/15/23 (a)	2	2,183
Charter Communications Operating LLC/Charter Communications Operating Capital
4.908%, 7/23/25 (a)	6,755	7,458,581
6.484%, 10/23/45 (a)	2,993	3,590,807
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22	2,500	3,557,272
NBCUniversal Enterprise, Inc.
5.25%, 3/19/21 (a)(o)	6,975	7,327,237

		24,810,939

Communications - Telecommunications - 0.0%
Qwest Corp.
6.75%, 12/01/21	1,000	1,097,500

Consumer Cyclical - Other - 0.0%
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)	2,925	2,925,000

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18	349	375,477

Consumer Non-Cyclical - 0.1%
BRF SA
4.75%, 5/22/24 (a)	2,447	2,544,880
Bunge Ltd. Finance Corp.
8.50%, 6/15/19	332	389,408
Forest Laboratories LLC
5.00%, 12/15/21 (a)	3,997	4,524,204

		7,458,492

	Principal Amount (000)	U.S. $ Value
Energy - 0.6%
Anadarko Petroleum Corp.
8.70%, 3/15/19	2,000	2,284,330
Energy Transfer Partners LP
7.60%, 2/01/24	3,200	3,564,749
Enterprise Products Operating LLC
Series A
4.465%, 8/01/66	1,619	1,495,551
Husky Energy, Inc.
6.15%, 6/15/19	5,000	5,487,190
Kinder Morgan, Inc./DE
5.55%, 6/01/45	660	661,690
7.00%, 6/15/17	275	286,008
Series G
7.75%, 1/15/32	2,969	3,470,016
7.80%, 8/01/31	2,662	3,169,484
Marathon Oil Corp.
5.20%, 6/01/45	1,481	1,296,412
6.60%, 10/01/37	1,415	1,453,161
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23	2,301	2,297,443
5.00%, 10/01/22	971	1,022,815
5.50%, 4/15/23	5,015	5,197,651
TransCanada PipeLines Ltd.
6.35%, 5/15/67	2,500	1,876,575
Williams Partners LP
3.35%, 8/15/22	7,338	7,042,587
5.10%, 9/15/45	4,227	3,802,854

		44,408,516

Other Industrial - 0.1%
Fresnillo PLC
5.50%, 11/13/23 (a)	3,774	4,151,400

Technology - 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
6.02%, 6/15/26 (a)	5,975	6,401,113
8.35%, 7/15/46 (a)	2,793	3,189,614
Freescale Semiconductor, Inc.
6.00%, 1/15/22 (a)	3,529	3,726,624
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	6,959	7,013,343
Micron Technology, Inc.
7.50%, 9/15/23 (a)	3,868	4,229,426
Seagate HDD Cayman
4.75%, 1/01/25	9,684	8,474,759
4.875%, 6/01/27	5,598	4,694,253
Western Digital Corp.
7.375%, 4/01/23 (a)	5,989	6,520,524

		44,249,656

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.0%
America West Airlines Pass-Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		864	932,036
Delta Air Lines Pass-Through Trust
Series 2007-1A
6.821%, 8/10/22		816	961,656
Northwest Airlines Pass-Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		443	471,789

			2,365,481

			218,384,577

Financial Institutions - 2.6%
Banking - 0.6%
American Express Co.
6.80%, 9/01/66		4,555	4,577,092
BNP Paribas SA
7.195%, 6/25/37 (a)(o)		6,900	7,640,887
BPCE SA
5.70%, 10/22/23 (a)		241	262,502
Danske Bank A/S
Series E
5.684%, 2/15/17 (o)	GBP	5,500	7,351,764
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)	U.S.$	5,980	6,390,868
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (o)		2,638	2,611,620
MUFG Capital Finance 5 Ltd.
6.299%, 1/25/17 (o)	GBP	1,225	1,653,651
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (o)	U.S.$	3,888	3,795,660
Regions Bank/Birmingham AL
6.45%, 6/26/37		5,300	6,467,882
Santander Bank NA
8.75%, 5/30/18		3,800	4,226,166
Standard Chartered PLC
6.409%, 1/30/17 (a)(o)		3,500	3,242,575

			48,220,667

Brokerage - 0.1%
E*TRADE Financial Corp.
5.375%, 11/15/22		4,281	4,537,860
GFI Group, Inc.
8.375%, 7/19/18		2,367	2,547,484

			7,085,344

Finance - 0.3%
Aviation Capital Group Corp.
4.625%, 1/31/18 (a)		2,367	2,449,845
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,501,250

	Principal Amount (000)		U.S. $ Value
8.25%, 12/15/20		10,200	12,316,500
8.75%, 3/15/17		2,375	2,475,937

			19,743,532

Insurance - 1.3%
AAI Ltd.
Series 5
6.75%, 10/06/26	AUD	500	382,839
Allstate Corp. (The)
6.50%, 5/15/57	U.S.$	7,045	7,819,950
American International Group, Inc.
6.82%, 11/15/37		1,938	2,558,887
8.175%, 5/15/58		7,301	9,491,300
Aon Corp.
8.205%, 1/01/27		2,495	3,293,400
Assured Guaranty Municipal Holdings, Inc.
6.40%, 12/15/66 (a)		1,801	1,287,715
Coventry Health Care, Inc.
5.95%, 3/15/17		1,415	1,455,876
Lincoln National Corp.
8.75%, 7/01/19		604	712,333
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,187,717
MetLife, Inc.
6.40%, 12/15/36		9,700	10,765,351
10.75%, 8/01/39		3,495	5,592,000
Series C
5.25%, 6/15/20 (o)		613	613,490
Nationwide Mutual Insurance Co.
2.943% (LIBOR 3 Month + 2.29%), 12/15/24 (a)(k)		5,000	4,950,000
9.375%, 8/15/39 (a)		4,546	7,254,730
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,652,442
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	13,919,750
Transatlantic Holdings, Inc.
8.00%, 11/30/39		2,836	3,983,494
XLIT Ltd.
5.50%, 3/31/45		7,198	7,210,928
Series E
6.50%, 4/15/17 (o)		8,561	5,907,090
ZFS Finance USA Trust V
6.50%, 5/09/37 (a)		3,010	3,032,575

			97,071,867

Other Finance - 0.1%
SUAM Finance BV
4.875%, 4/17/24 (a)		4,867	5,086,015

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,806,267
7.75%, 7/15/20		3,036	3,542,733

	Principal Amount (000)	U.S. $ Value
Senior Housing Properties Trust
6.75%, 12/15/21	4,500	5,186,493

		12,535,493

		189,742,918

Utility - 0.6%
Electric - 0.5%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)	14,103	14,385,060
EDP Finance BV
4.90%, 10/01/19 (a)	416	445,602
6.00%, 2/02/18 (a)	10,232	10,799,334
PPL Capital Funding, Inc.
Series A
6.70%, 3/30/67	5,125	4,330,625
Southern California Edison Co.
Series E
6.25%, 2/01/22 (o)	3,300	3,679,500

		33,640,121

Natural Gas - 0.1%
Black Hills Gas LLC
5.90%, 4/01/17 (a)	3,000	3,061,890
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)	7,654	7,964,607

		11,026,497

		44,666,618

Total Corporates - Investment Grade (cost $414,116,874)		452,794,113

EMERGING MARKETS - SOVEREIGNS - 3.3%
Angola - 0.2%
Angolan Government International Bond
9.50%, 11/12/25 (a)	11,678	11,110,840
Republic of Angola Via Northern Lights III BV
7.00%, 8/16/19 (a)	4,349	4,254,411

		15,365,251

Argentina – 0.5%
Argentine Republic Government International Bond
6.25%, 4/22/19 (a)	11,811	12,519,660
6.875%, 4/22/21 (a)	14,081	15,137,075
7.50%, 4/22/26 (a)	8,834	9,593,724

		37,250,459

	Principal Amount (000)	U.S. $ Value
Brazil - 0.2%
Brazil Minas SPE via State of Minas Gerais
5.333%, 2/15/28 (a)	10,650	10,011,000
Brazilian Government International Bond
4.25%, 1/07/25	744	736,560

		10,747,560

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (a)	3,100	3,272,422

Dominican Republic - 0.4%
Dominican Republic International Bond
6.85%, 1/27/45 (a)	9,000	9,675,000
7.45%, 4/30/44 (a)	5,621	6,379,835
8.625%, 4/20/27 (a)	9,061	10,895,852

		26,950,687

El Salvador - 0.1%
El Salvador Government International Bond
7.375%, 12/01/19 (a)	1,495	1,603,388
7.625%, 9/21/34 (a)	872	957,020
7.75%, 1/24/23 (a)	700	771,750

		3,332,158

Gabon - 0.1%
Gabon Government International Bond
6.375%, 12/12/24 (a)	6,201	5,605,816
6.95%, 6/16/25 (a)	5,600	5,059,600

		10,665,416

Ghana - 0.3%
Ghana Government International Bond
7.875%, 8/07/23 (a)	8,014	6,952,983
8.125%, 1/18/26 (a)	3,649	3,158,647
10.75%, 10/14/30 (a)	13,388	14,561,265

		24,672,895

Ivory Coast - 0.6%
Ivory Coast Government International Bond
5.75%, 12/31/32 (a)	37,469	35,789,940
6.375%, 3/03/28 (a)	9,923	9,948,601

		45,738,541

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25	2,302	2,630,035
7.875%, 7/28/45	7,519	8,515,268

		11,145,303

	Principal Amount (000)		U.S. $ Value
Kenya - 0.0%
Kenya Government International Bond
5.875%, 6/24/19 (a)		3,124	3,131,810

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		7,468	7,980,641

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (a)		549	561,499

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	3,983,749
6.125%, 6/03/25 (a)		2,800	2,831,500

			6,815,249

Ukraine - 0.0%
Ukraine Government International Bond
7.75%, 9/01/27 (a)		970	933,819

Venezuela - 0.3%
Venezuela Government International Bond
7.00%, 3/31/38 (a)		1,098	448,808
7.65%, 4/21/25 (a)		6,636	2,820,300
9.00%, 5/07/23 (a)		4,555	2,021,326
9.25%, 9/15/27		35,750	17,204,687
9.25%, 5/07/28 (a)		1,500	663,750
11.75%, 10/21/26 (a)		2,372	1,147,503
11.95%, 8/05/31(a)		1,704	815,694

			25,122,068

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)		9,236	8,129,527

Total Emerging Markets - Sovereigns (cost $234,711,192)			241,815,305

EMERGING MARKETS - TREASURIES - 3.0%
Brazil - 2.6%
Brazil Letras do Tesouro Nacional
Zero Coupon, 1/01/19	BRL	99,500	23,269,234
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50		44,500	40,915,442
Series F
10.00%, 1/01/21-1/01/27		452,740	127,333,354

			191,518,030

Dominican Republic - 0.4%
Dominican Republic International Bond
10.50%, 1/17/20 (e)	DOP	347,740	7,570,989

	Principal Amount (000)		U.S. $ Value
12.00%, 1/20/22 (e)		347,740	7,987,400
15.95%, 6/04/21 (e)		52,700	1,396,512
16.00%, 7/10/20 (e)		563,400	14,588,025

			31,542,926

Total Emerging Markets - Treasuries (cost $210,332,907)			223,060,956

BANK LOANS - 2.9%
Industrial - 2.7%
Basic - 0.2%
FMG Resources (August 2006) Pty LTD (FMG America Finance, Inc.)
4.25% (LIBOR 1 Month + 3.25%), 6/30/19 (k)	U.S.$	13,864	13,593,876
Magnetation LLC
12.00%, 8/02/16 (f)(h)(j)		19,499	3,899,737

			17,493,613

Capital Goods - 0.1%
Berry Plastics Corporation
3.50% (LIBOR 3 Month + 2.50%), 1/06/21 (k)		5,056	5,064,881
Serta Simmons Holdings, LLC
4.25% (LIBOR 3 Month + 3.25%), 10/01/19 (k)		5,092	5,114,014

			10,178,895

Consumer Cyclical - Automotive - 0.1%
Navistar, Inc.
6.50% (LIBOR 3 Month + 5.50%), 8/07/20 (k)		3,587	3,374,016

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
4.25% (LIBOR 3 Month + 3.25%), 12/15/22 (k)		2,348	2,357,912
Kasima, LLC (Digital Cinema Implementation Partners, LLC)
3.25% (LIBOR 3 Month + 2.50%), 5/17/21 (k)		2,040	2,040,441
Seaworld Parks & Entertainment, Inc. (f/k/a SW Acquisitions Co., Inc.)
4.00% (LIBOR 3 Month + 3.25%), 5/14/20 (k)		4,972	4,973,851

			9,372,204

Consumer Cyclical - Other - 0.3%
Beazer Homes USA, Inc.
6.406% (LIBOR 3 Month + 5.50%), 3/11/18 (k)		2,944	2,914,931
CityCenter Holdings, LLC
4.25% (LIBOR 3 Month + 3.25%), 10/16/20 (k)		7,670	7,701,615

	Principal Amount (000)	U.S. $ Value
La Quinta Intermediate Holdings L.L.C.
3.75% (LIBOR 3 Month + 2.75%), 4/14/21 (k)	8,273	8,200,584
Scientific Games International, Inc.
6.00% (LIBOR 3 Month + 5.00%), 10/01/21 (k)	6,417	6,409,403

		25,226,533

Consumer Cyclical - Retailers - 0.5%
Burlington Coat Factory Warehouse Corporation
4.25%, 8/13/21 (k)	579	578,772
Dollar Tree, Inc.
3.50% (LIBOR 1 Month + 2.75%), 7/06/22 (k)	144	144,665
Harbor Freight Tools USA, Inc.
4.75% (LIBOR 1 Month + 3.75%), 7/26/19 (k)	2,060	2,068,157
J.C. Penney Corporation, Inc.
5.25% (LIBOR 3 Month + 4.25%), 6/23/23 (k)	6,990	6,995,802
Michaels Stores, Inc.
4.00% (LIBOR 1 Month + 3.00%), 1/28/20 (k)	2,519	2,532,919
Neiman Marcus Group Inc., The
4.25% (LIBOR 3 Month + 3.25%), 10/25/20 (k)	1,347	1,268,435
Petco Animal Supplies, Inc.
5.00% (LIBOR 3 Month + 4.00%), 1/26/23 (k)	16,418	16,516,662
Rite Aid Corporation
5.75% (LIBOR 1 Month + 4.75%), 8/21/20 (k)	3,000	3,007,500

		33,112,912

Consumer Non-Cyclical - 0.5%
Acadia Healthcare Company, Inc.
3.75% (LIBOR 1 Month + 3.00%), 2/11/22 (k)	517	516,479
4.50% (LIBOR 1 Month + 3.75%), 2/16/23 (k)	2,579	2,585,027
Arbor Pharmaceuticals, LLC
6.00% (LIBOR 3 Month + 5.00%), 7/05/23 (k)	7,357	7,209,860
DJO Finance LLC
4.25% (LIBOR 3 Month + 3.25%), 6/08/20 (k)	4,975	4,841,199
Grifols Worldwide Operations Limited
3.439% (LIBOR + 3.00%), 2/27/21 (k)	3,177	3,185,802
Immucor, Inc. (fka IVD Acquisition Corporation)
5.00% (LIBOR 3 Month + 3.75%), 8/19/18 (k)	5,288	5,115,756

	Principal Amount (000)		U.S. $ Value
Mallinckrodt International Finance S.A.
3.50% (LIBOR 3 Month + 2.75%), 3/19/21 (k)		6,748	6,731,614
Ortho-Clinical Diagnostics Holdings Luxembourg S.Ã€ R.L.
4.75% (LIBOR 3 Month + 3.75%), 6/30/21 (k)		3,950	3,820,005
Vizient, Inc.
6.25% (LIBOR 1 Month + 5.25%), 2/13/23 (k)		2,855	2,887,466

			36,893,208

Other Industrial - 0.3%
Gardner Denver, Inc.
4.25% (LIBOR 3 Month + 3.25%), 7/30/20 (k)		5,397	5,127,506
Manitowoc Foodservice, Inc.
5.75% (LIBOR 1 Month + 4.75%), 3/03/23 (k)		669	675,446
Sedgwick Claims Management Services, Inc.
3.75% (LIBOR 3 Month + 2.75%), 3/01/21 (k)		5,203	5,108,006
Travelport Finance (Luxembourg) S.Ã r.l.
5.00% (LIBOR 3 Month + 4.00%), 9/02/21 (k)		10,027	10,036,610
Unifrax Holding Co.
4.50% (EURIBOR 3 Month + 3.50%), 11/28/18 (k)	EUR	2,689	2,822,478

			23,770,046

Technology - 0.6%
Avago Technologies Cayman Holdings Ltd.
4.25% (LIBOR 1 Month + 3.50%), 2/01/23 (k)	U.S.$	4,890	4,888,932
Avaya Inc.
6.25% (LIBOR 3 Month + 5.25%), 5/29/20 (k)		2,748	2,066,854
6.50% (LIBOR 3 Month + 5.50%), 3/31/18 (k)		371	288,874
BMC Software Finance Inc.
5.00% (LIBOR 3 Month + 4.00%), 9/10/20 (k)		14,086	12,917,096
Smart Modular Technologies (Global), Inc.
8.25% (LIBOR 3 Month + 7.00%), 8/26/17 (j)(k)		4,229	3,383,304
Solera, LLC (Solera Finance, Inc.)
5.75% (LIBOR 3 Month + 4.75%), 3/03/23 (k)		14,040	14,145,111

	Principal Amount (000)	U.S. $ Value
Veritas US Inc.
1/27/23 (s)	7,990	7,438,690

		45,128,861

		204,550,288

Utility - 0.1%
Electric - 0.1%
Energy Future Intermediate Holding Company LLC (EFIH Finance Inc.)
4.25% (LIBOR 1 Month + 3.25%), 12/19/16 (k)	9,316	9,327,794

Financial Institutions - 0.1%
Insurance - 0.1%
Hub International Limited
4.00% (LIBOR 3 Month + 3.00%), 10/02/20 (k)	4,377	4,363,451

Total Bank Loans (cost $231,580,886)		218,241,533

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.3%
Non-Agency Fixed Rate CMBS - 2.3%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)	5,344	5,270,907
Banc of America Commercial Mortgage Trust
Series 2007-3, Class AJ
5.543%, 6/10/49	14,989	15,041,958
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.607%, 6/24/50 (e)(f)	3,500	3,593,800
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW13, Class AJ
5.611%, 9/11/41	2,409	2,406,595
Series 2007-T26, Class AJ
5.566%, 1/12/45	1,550	1,495,688
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.839%, 4/10/46 (r)	11,568	721,642
Series 2015-GC31, Class D
4.064%, 6/10/48	1,416	1,018,891
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.248%, 10/15/45 (r)	58,333	4,920,793
Commercial Mortgage Trust
Series 2012-CR1, Class XA
2.031%, 5/15/45 (r)	23,906	1,932,113
Series 2012-CR5, Class XA
1.763%, 12/10/45 (r)	11,750	861,893
Series 2012-LC4, Class XA
2.492%, 12/10/44 (a)(r)	33,541	2,930,267
Series 2013-LC6, Class XA

	Principal Amount (000)	U.S. $ Value
1.72%, 1/10/46 (r)	64,079	3,954,585
Series 2014-CR15, Class XA
1.306%, 2/10/47 (r)	12,952	677,654
Series 2014-CR20, Class XA
1.198%, 11/10/47 (r)	54,084	3,645,343
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)	8,500	7,076,338
Series 2014-LC17, Class D
3.687%, 10/10/47 (a)	7,603	5,956,124
Series 2014-UBS5, Class D
3.495%, 9/10/47 (a)	3,542	2,666,294
Series 2015-DC1, Class D
4.353%, 2/10/48 (a)	4,500	3,558,339
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C5, Class J
5.226%, 12/15/36 (a)	1,868	1,891,545
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.543%, 7/10/44 (a)	2,500	2,647,314
GS Mortgage Securities Corp. II
Series 2012-GCJ9, Class XA
2.30%, 11/10/45 (r)	8,872	772,416
Series 2013-GC10, Class XA
1.604%, 2/10/46 (r)	4,916	385,124
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.386%, 8/10/44 (a)	7,937	8,803,503
Series 2013-GC13, Class D
4.067%, 7/10/46 (a)	1,500	1,394,664
Series 2014-GC18, Class D
4.943%, 1/10/47 (a)	4,503	3,813,458
Series 2014-GC20, Class D
4.867%, 4/10/47 (a)	995	774,830
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.219%, 6/15/45 (a)	5,000	5,331,452
Series 2012-CBX, Class E
5.219%, 6/15/45 (a)	6,521	6,664,994
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class D
3.959%, 9/15/47 (a)	4,859	4,064,455
Series 2015-C32, Class C
4.668%, 11/15/48	5,050	4,949,226
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41	1,702	1,684,747
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA
2.037%, 11/15/45 (a)(r)	47,894	3,260,056
Series 2014-C19, Class D
3.25%, 12/15/47 (a)	8,153	6,282,047

	Principal Amount (000)	U.S. $ Value
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.777%, 12/10/45 (a)(r)	3,758	298,038
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (a)	5,000	3,971,716
Series 2015-LC20, Class D
4.365%, 4/15/50 (a)	2,643	2,030,639
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.248%, 6/15/44 (a)(l)	2,576	2,728,090
Series 2012-C6, Class D
5.57%, 4/15/45 (a)	3,450	3,558,477
Series 2012-C7, Class XA
1.51%, 6/15/45 (a)(r)	7,679	511,277
Series 2012-C8, Class E
4.874%, 8/15/45 (a)	6,905	6,821,223
Series 2014-C20, Class D
3.986%, 5/15/47 (a)	10,906	8,272,397
Series 2014-C21, Class D
3.497%, 8/15/47 (a)	10,000	7,388,292
Series 2014-C23, Class D
3.992%, 10/15/57 (a)	13,722	10,769,710

		166,798,914

Non-Agency Floating Rate CMBS - 0.0%
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.03%, 5/15/48 (a)(l)	2,790	2,203,654

Total Commercial Mortgage-Backed Securities (cost $172,871,609)		169,002,568

EMERGING MARKETS - CORPORATE BONDS - 1.7%
Industrial - 1.4%
Basic - 0.1%
Elementia SAB de CV
5.50%, 1/15/25 (a)	2,208	2,295,726
Samarco Mineracao SA
4.125%, 11/01/22 (a)	4,228	1,661,604
5.375%, 9/26/24 (a)	900	348,750
5.75%, 10/24/23 (a)	7,963	3,105,570
Tupy Overseas SA
6.625%, 7/17/24 (a)	2,638	2,565,455

		9,977,105

Capital Goods - 0.2%
Andrade Gutierrez International SA
4.00%, 4/30/18 (a)	2,481	1,873,155
Ferreycorp SAA
4.875%, 4/26/20 (a)	2,131	2,132,411

	Principal Amount (000)		U.S. $ Value
Grupo Cementos de Chihuahua SAB de CV
8.125%, 2/08/20 (a)		830	873,575
Grupo KUO SAB De CV
6.25%, 12/04/22 (a)		696	729,060
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		537	171,840
5.25%, 6/27/29 (a)		9,173	2,660,170
7.125%, 6/26/42 (a)		8,384	2,787,680
8.25%, 4/25/18 (a)	BRL	5,903	764,637
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)	U.S.$	2,594	2,697,760

			14,690,288

Communications - Telecommunications - 0.3%
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		6,131	6,376,240
Digicel Group Ltd.
8.25%, 9/30/20 (a)		9,000	8,212,500
Digicel Ltd.
6.00%, 4/15/21 (a)		3,750	3,482,812
6.75%, 3/01/23 (a)		3,270	3,031,290

			21,102,842

Consumer Cyclical - Retailers - 0.2%
Edcon Ltd.
9.50%, 3/01/18 (c)(d)(e)	EUR	5,250	1,714,551
9.50%, 3/01/18 (c)(d)(e)	U.S.$	2,820	824,850
Office Depot de Mexico SA de CV
6.875%, 9/20/20 (a)		12,250	12,862,500

			15,401,901

Consumer Non-Cyclical - 0.3%
Marfrig Holdings Europe BV
6.875%, 6/24/19 (a)		5,432	5,567,800
8.00%, 6/08/23 (a)		4,150	4,264,125
Minerva Luxembourg SA
7.75%, 1/31/23 (a)		10,488	11,064,840
Tonon Luxembourg SA
7.25%, 1/24/20 (a)(c)(d)(h)(j)		6,585	1,251,220
USJ Acucar e Alcool SA
9.875% (9.875% Cash or 12.00% PIK), 11/09/21 (a)(h)		1,338	956,670
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (c)(d)(e)		13,674	723,355
10.875%, 1/13/20 (c)(d)(e)		2,500	612,500
11.75%, 2/09/22 (c)(d)(e)		13,613	748,715

			25,189,225

	Principal Amount (000)		U.S. $ Value
Transportation - Airlines - 0.3%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		4,644	4,690,108
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		12,957	13,232,336

			17,922,444

			104,283,805

Financial Institutions - 0.3%
Banking - 0.2%
Turkiye Vakiflar Bankasi T.A.O.
6.00%, 11/01/22 (a)		12,500	12,087,500

Finance - 0.1%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)		7,640	6,226,600

			18,314,100

Utility - 0.0%
Electric - 0.0%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		1,220	1,130,025

Total Emerging Markets - Corporate Bonds (cost $172,917,440)			123,727,930

WHOLE LOAN TRUSTS - 0.9%
Performing Asset - 0.9%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (f)(j)		1,157	1,157,017
16.00%, 1/01/21 (f)(j)	MXN	112,935	6,023,200
AlphaCredit Capital, SA de CV
17.30%, 7/19/19 (f)(j)		43,756	2,333,640
Cara Aircraft Leasing 28548, Inc.
8.00%, 12/02/19 (f)(j)	U.S.$	598	598,044
Cara Aircraft Leasing 28563, Inc.
8.00%, 6/11/19 (f)(j)		1,381	1,380,766
Cara Aircraft Leasing 28868, Inc.
8.00%, 12/02/19 (f)(j)		694	693,639
Deutsche Bank Mexico SA
8.00%, 10/31/34 (f)(j)(l)	MXN	44,107	1,652,526
8.00%, 10/31/34 (f)(j)		93,833	3,515,600
Flexpath Capital, Inc.
12.00%, 10/01/19 (f)(j)	U.S.$	5,352	1,338,124
Flexpath Wh I LLC
13.00%, 10/23/20 (f)(j)		6,232	5,915,321
Series B
11.00%, 4/01/21 (f)(j)		4,203	3,934,578
Series B2
11.00%, 1/01/22 (f)		3,178	3,056,101
Recife Funding
Zero Coupon, 11/05/29 (f)(j)		9,586	10,267,545

	Principal Amount (000)		U.S. $ Value
Sheridan Auto Loan Holdings I LLC
10.00%, 12/31/20 (f)(j)		3,339	3,047,223
10.00%, 9/30/21(f)(j)		7,840	7,840,344
Sheridan Consumer Finance Trust
10.86% (LIBOR 1 Month + 10.86%), 3/01/21 (f)(j)(k)		12,940	12,123,946

Total Whole Loan Trusts (cost $72,947,024)			64,877,614

GOVERNMENTS - SOVEREIGN AGENCIES - 0.9%
Brazil - 0.4%
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(o)		7,280	5,864,040
Petrobras Global Finance BV
4.875%, 3/17/20 (b)		7,385	7,193,802
5.375%, 1/27/21		8,624	8,182,020
5.75%, 1/20/20		1,011	1,009,079
6.85%, 6/05/15		2,958	2,258,433
8.375%, 5/23/21		5,310	5,613,998

			30,121,372

Colombia - 0.1%
Ecopetrol SA
5.875%, 5/28/45		6,355	5,616,231
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,468,550

			7,084,781

Dominican Republic - 0.1%
Banco de Reservas de la Republica Dominicana
7.00%, 2/01/23 (a)		3,559	3,649,078

Israel - 0.1%
Israel Electric Corp., Ltd. Series 6
5.00%, 11/12/24 (a)		5,373	5,859,257

United Arab Emirates - 0.2%
Dubai Holding Commercial Operations MTN Ltd.
Series E
6.00%, 2/01/17	GBP	10,900	14,623,957

United Kingdom - 0.0%
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (o)	U.S.$	2,900	2,815,900

Total Governments - Sovereign Agencies (cost $67,842,021)			64,154,345

	Shares
COMMON STOCKS - 0.8%
Financials - 0.6%
Diversified Financial Services - 0.0%

Company	Shares		U.S. $ Value
iPayment, Inc. (d)(f)(j)		576,195	1,901,442

Insurance - 0.6%
Mt. Logan Re Ltd. (Preference Shares) (d)(g)(t)(u)		20,255	20,397,686
Mt. Logan Re Ltd. (Preference Shares) (d)(g)(u)(v)		25,000	24,946,288

			45,343,974

			47,245,416

Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Vantage Drilling International (d)(j)		30,215	2,628,705
Whiting Petroleum Corp. (d)		323,999	2,387,872

			5,016,577

Consumer Discretionary - 0.1%
Automobiles - 0.0%
Liberty Tire Recycling LLC (d)(f)(j)		128,591	0	^

Internet & Catalog Retail - 0.1%
Travelport Worldwide Ltd.		292,343	3,943,707

Industrials - 0.0%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (d)(f)(j)		13	10,127

Consumer Cyclical - Automotive - 0.0%
Exide Corp. (d)(f)(g)		332,502	977,556

			987,683

Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (d)(f)(j)		49,578	273,175

Total Common Stocks (cost $72,715,447)			57,466,558

	Principal Amount (000)
QUASI-SOVEREIGNS - 0.5%
Quasi-Sovereign Bonds - 0.5%
Indonesia - 0.2%
Majapahit Holding BV
7.875%, 6/29/37 (a)	U.S.$	5,600	7,317,912
Pertamina Persero PT
6.00%, 5/03/42 (a)		720	776,700
Perusahaan Listrik Negara PT
5.25%, 10/24/42 (a)		11,216	11,291,932

			19,386,544

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.40%, 4/30/23 (a)		6,200	6,099,250

	Principal Amount (000)		U.S. $ Value
South Africa - 0.1%
Eskom Holdings SOC Ltd.
7.125%, 2/11/25 (a)(b)		9,430	9,620,109

Venezuela - 0.1%
Petroleos de Venezuela SA
6.00%, 5/16/24-11/15/26 (a)		13,890	5,073,509

Total Quasi-Sovereigns (cost $39,884,574)			40,179,412

GOVERNMENTS - SOVEREIGN BONDS - 0.5%
Croatia – 0.1%
Croatia Government International Bond
6.625%, 7/14/20 (a)		5,350	5,889,654

Indonesia – 0.2%
Indonesia Government International Bond
8.50%, 10/12/35 (a)		1,645	2,474,080
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (a)	IDR	68,280,000	6,281,437
Series E
10.00%, 7/18/17 (a)		63,808,000	5,015,104

			13,770,621

Romania - 0.1%
Romanian Government International Bond
4.875%, 1/22/24 (a)	U.S.$	6,000	6,727,500

Turkey - 0.1%
Turkey Government International Bond
5.625%, 3/30/21		6,615	7,033,399
7.375%, 2/05/25		1,649	1,958,443

			8,991,842

Total Governments - Sovereign Bonds (cost $37,403,563)			35,379,617

ASSET-BACKED SECURITIES - 0.5%
Home Equity Loans - Fixed Rate - 0.1%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		1,138	716,700
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	2,090,992
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		2,051	1,764,296
Series 2006-10, Class AF3
5.985%, 6/25/36		1,782	915,939
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		1,219	1,124,406
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,682	865,073

	Principal Amount (000)	U.S. $ Value
Series 2007-8XS, Class A2
6.00%, 4/25/37	5,332	3,034,235

		10,511,641

Other ABS - Floating Rate - 0.1%
ALM XII Ltd.
Series 2015-12A, Class D
6.179% (LIBOR 3 Month + 5.50%), 4/16/27 (a)(k)	5,310	4,757,203
OZLM VIII Ltd.
Series 2014-8A, Class D
5.629% (LIBOR 3 Month + 4.95%), 10/17/26 (a)(k)	3,450	2,974,186
Tryon Park CLO Ltd.
Series 2013-1A, Class D
5.08% (LIBOR 3 Month + 4.40%), 7/15/25 (a)(k)	2,750	2,437,949

		10,169,338

Home Equity Loans - Floating Rate - 0.1%
GSAA Home Equity Trust
Series 2006-6, Class AF4
6.121%, 3/25/36 (k)	4,411	2,388,670
Series 2006-6, Class AF5
6.241%, 3/25/36 (k)	3,569	1,872,043
Lehman XS Trust
Series 2007-6, Class 3A5
5.108%, 5/25/37 (l)	535	721,791

		4,982,504

Other ABS - Fixed Rate - 0.1%
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)	4,751	4,870,037

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)	3,890	3,875,577

Total Asset-Backed Securities (cost $35,216,299)		34,409,097

	Shares
PREFERRED STOCKS - 0.4%
Financial Institutions - 0.3%
Banking - 0.2%
GMAC Capital Trust I
6.411%	120,575	3,065,016
Santander Finance Preferred SAU
6.80%	67,000	1,739,320

Company	Shares		U.S. $ Value
US Bancorp
Series F
6.50%		175,125	5,371,084

			10,175,420

Insurance - 0.1%
Hartford Financial Services Group, Inc. (The)
7.875%		102,401	3,212,320
XLIT Ltd.
Series D
3.80% (k)		3,750	2,925,000

			6,137,320

REITS - 0.0%
Hersha Hospitality Trust
Series C
6.875%		64,000	1,652,000
Sovereign Real Estate Investment Trust
12.00% (a)		501	636,270

			2,288,270

			18,601,010

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)		6,280	7,473,200

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		60,000	1,816,200

Total Preferred Stocks (cost $24,952,060)			27,890,410

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.3%
Argentina - 0.3%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	4,100	4,202,500
9.125%, 3/16/24 (a)(b)		8,456	9,322,740
Provincia de Cordoba
7.125%, 6/10/21 (a)		4,503	4,536,773
12.375%, 8/17/17 (a)		2,185	2,337,950

Total Local Governments - Regional Bonds (cost $18,905,436)			20,399,963

LOCAL GOVERNMENTS - MUNICIPAL BONDS - 0.2%
United States - 0.2%
Buckeye Tobacco Settlement Financing Authority
Series 2007A-2
5.875%, 6/01/47		3,550	3,512,264

	Principal Amount (000)		U.S. $ Value
State of California
Series 2010
7.60%, 11/01/40		1,200	2,002,488
7.625%, 3/01/40		1,250	2,046,013
7.95%, 3/01/36		2,235	2,704,149
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,737,258
Tobacco Settlement Financing Corp./NJ
Series 2007-1A
5.00%, 6/01/41		3,855	3,790,120

Total Local Governments - Municipal Bonds (cost $14,995,931)			18,792,292

INFLATION-LINKED SECURITIES - 0.2%
Colombia - 0.2%
Fideicomiso PA Costera
6.25%, 1/15/34 (a)	COP	7,580,000	2,327,085
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (a)		36,247,335	11,777,432

Total Inflation-Linked Securities (cost $12,993,539)			14,104,517

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
OCL Opportunities Fund II (f)(j)(w) (cost $1,490,950)		11,474	1,949,564

WARRANTS - 0.0%
FairPoint Communications, Inc., expiring 1/24/18 (d)(j)		6,740	101
Flexpath Capital, Inc., expiring 4/15/31 (d)(f)		189,795	0
iPayment Holdings, Inc., expiring 12/29/22 (d)(f)(j)		1,515,784	803,366

Total Warrants (cost $0)			803,467

	Contracts
OPTIONS PURCHASED - PUTS - 0.0%
Options on Indices - 0.0%
S&P 500 Index
Expiration: Sep 2016, Exercise Price: $ 2,100.00 (d)(x) (premiums paid $697,655)		122,719	518,109

OPTIONS PURCHASED - CALLS - 0.0%
Options on Forward Contracts - 0.0%
USD/BRL
Expiration: Sep 2016, Exercise Price: BRL 4.03 (d) (premiums paid $108,804)		548,168,153	27,557

Company	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 5.3%
Investment Companies - 4.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.24% (y)(z) (cost $363,604,393)		363,604,393		$363,604,393

	Principal Amount (000)
Time Deposits - 0.3%
ANZ, London
0.088%, 8/01/16	GBP	1,867		2,470,462
BBH, Grand Cayman
(1.45)%, 8/02/16	CHF	0	**	20
DNB, Oslo
(0.531)%, 8/01/16	EUR	90		100,735
HSBC Bank PLC, London
6.30%, 8/01/16	ZAR	675		48,593
National Australia Bank, London
0.729%, 8/01/16	AUD	839		637,267
Nordea Bank Norge, Oslo
0.078%, 8/01/16	NOK	5,878		696,646
Royal Bank of Canada, Toronto
0.031%, 8/02/16	CAD	1,761		1,349,092
Sumitomo, Tokyo
0.15%, 8/01/16	U.S.$	20,655		20,655,131

Total Time Deposits (cost $26,027,237)				25,957,946

Emerging Markets - Sovereigns - 0.1%
Argentina - 0.1%
Argentina Bonar Bonds 6.00%, 12/29/16 (cost $5,927,079)		5,941		5,968,000

Total Short-Term Investments (cost $395,558,709)				395,530,339

Total Investments - 100.1% (cost $7,569,031,498)(aa)				7,428,310,121
Other assets less liabilities - (0.1)%				(4,753,181)

Net Assets - 100.0%				$7,423,556,940

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Euro STOXX 50 Index Futures	556	September 2016	$17,188,088	$18,553,648	$1,365,560
S&P 500 E-Mini Futures	814	September 2016	87,296,887	88,245,740	948,853
U.S. T-Note 10 Yr (CBT) Futures	989	September 2016	128,222,304	131,583,359	3,361,055

Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2016	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Euro-BOBL Futures	2,318	September 2016	$342,591,968	$346,409,010	$(3,817,042)
Euro-Bund Futures	957	September 2016	174,922,201	179,544,281	(4,622,080)
Russell 2000 Mini Futures	606	September 2016	72,753,058	73,750,200	(997,142)

					$(3,760,796)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Australia and New Zealand Banking Group Ltd.	TWD	2,850,494	USD	87,324	8/05/16	$(2,116,135)
Australia and New Zealand Banking Group Ltd.	SGD	43,416	USD	32,235	9/22/16	(135,190)
Bank of America, NA	RUB	2,058,562	USD	32,275	8/18/16	1,211,384
Bank of America, NA	USD	32,444	RUB	2,180,764	8/18/16	463,699
Barclays Bank PLC	USD	13,373	TRY	40,124	8/10/16	32,747
Barclays Bank PLC	NOK	251,810	USD	29,794	9/09/16	(54,121)
Barclays Bank PLC	JPY	1,646,575	GBP	11,863	9/23/16	(455,833)
BNP Paribas SA	USD	145,745	MXN	2,763,946	8/04/16	1,633,665
BNP Paribas SA	USD	11,582	MXN	214,318	8/04/16	(154,045)
BNP Paribas SA	USD	43,844	TWD	1,417,179	8/05/16	623,319
BNP Paribas SA	AUD	91,950	USD	68,604	8/12/16	(1,249,686)
BNP Paribas SA	CAD	130,865	USD	101,967	9/08/16	1,714,622
BNP Paribas SA	EUR	145,007	USD	160,973	10/06/16	(1,604,320)
BNP Paribas SA	USD	890	ARS	15,483	1/26/17	44,883
BNP Paribas SA	USD	890	ARS	15,572	1/31/17	48,211
BNP Paribas SA	USD	890	ARS	15,661	2/03/17	52,498
BNP Paribas SA	USD	3,581	ARS	63,112	2/13/17	202,303
BNP Paribas SA	USD	2,702	ARS	47,865	2/16/17	164,234
BNP Paribas SA	USD	1,801	ARS	32,060	2/17/17	117,753
BNP Paribas SA	USD	5,403	ARS	97,261	2/21/17	409,172
BNP Paribas SA	USD	901	ARS	16,390	2/23/17	78,222
BNP Paribas SA	USD	1,717	ARS	31,420	2/24/17	158,681
BNP Paribas SA	USD	936	ARS	17,410	2/27/17	102,097
BNP Paribas SA	USD	2,150	ARS	40,311	2/28/17	252,835
BNP Paribas SA	USD	2,150	ARS	40,849	3/01/17	283,958
BNP Paribas SA	USD	2,366	ARS	46,145	3/02/17	382,021
BNP Paribas SA	USD	2,917	ARS	52,896	7/05/17	80,887
Brown Brothers Harriman & Co.	JPY	68,481	USD	648	8/05/16	(23,274)
Brown Brothers Harriman & Co.	TRY	9,461	USD	3,099	8/11/16	(61,095)
Brown Brothers Harriman & Co.	SEK	9,113	USD	1,064	9/09/16	(3,121)
Brown Brothers Harriman & Co.	ZAR	185,548	USD	12,791	9/27/16	(424,266)
Brown Brothers Harriman & Co.	EUR	6,656	USD	7,349	10/06/16	(113,174)
Citibank, NA	USD	2,527	TRY	7,404	8/10/16	(52,893)
Citibank, NA	CAD	14,920	USD	11,457	9/08/16	26,831
Citibank, NA	EUR	17,369	USD	19,275	10/06/16	(198,782)
Credit Suisse International	TRY	72,228	USD	24,190	8/10/16	57,400
Credit Suisse International	USD	54,767	TRY	166,228	8/10/16	771,955
Credit Suisse International	USD	4,535	COP	13,519,366	9/15/16	(173,412)
Credit Suisse International	ZAR	190,782	USD	13,187	9/27/16	(401,050)
Deutsche Bank AG	USD	2,370	TRY	7,281	8/10/16	62,528
Goldman Sachs Bank USA	BRL	13,036	USD	3,915	8/02/16	(105,194)
Goldman Sachs Bank USA	USD	4,025	BRL	13,036	8/02/16	(4,220)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Goldman Sachs Bank USA	MXN	253,617	USD	13,376	8/04/16	$(147,012)
Goldman Sachs Bank USA	USD	43,219	TWD	1,396,027	8/05/16	584,092
Goldman Sachs Bank USA	USD	53,371	RUB	3,511,925	8/18/16	(375,599)
HSBC Bank USA	BRL	398,362	USD	122,989	8/02/16	128,967
HSBC Bank USA	USD	121,083	BRL	398,362	8/02/16	1,777,554
HSBC Bank USA	USD	2,511	MXN	47,671	8/04/16	30,428
HSBC Bank USA	TWD	3,606,644	USD	111,402	8/05/16	(1,764,719)
HSBC Bank USA	BRL	398,362	USD	119,859	9/02/16	(1,645,957)
HSBC Bank USA	SEK	20,913	USD	2,537	9/09/16	88,812
HSBC Bank USA	CNH	986,570	USD	146,712	9/22/16	(1,824,484)
HSBC Bank USA	USD	8,123	INR	550,015	9/22/16	56,050
HSBC Bank USA	GBP	66,781	USD	87,844	9/23/16	(618,711)
JPMorgan Chase Bank, NA	MXN	1,338,932	USD	72,016	8/04/16	621,576
JPMorgan Chase Bank, NA	NOK	355,033	USD	41,599	9/09/16	(484,773)
JPMorgan Chase Bank, NA	INR	2,406,617	USD	35,491	9/22/16	(297,664)
JPMorgan Chase Bank, NA	ZAR	139,534	USD	9,587	9/27/16	(351,112)
Morgan Stanley Capital Services LLC	BRL	385,327	USD	115,007	8/02/16	(3,832,516)
Morgan Stanley Capital Services LLC	USD	118,965	BRL	385,327	8/02/16	(124,747)
Morgan Stanley Capital Services LLC	USD	44,027	TWD	1,417,179	8/05/16	439,709
Northern Trust Co.	JPY	7,102,307	USD	64,962	8/05/16	(4,650,586)
Royal Bank of Scotland PLC	NOK	12,128	USD	1,467	9/09/16	29,183
Royal Bank of Scotland PLC	CHF	31,421	USD	32,047	9/21/16	(465,805)
Royal Bank of Scotland PLC	GBP	14,277	JPY	1,968,578	9/23/16	420,468
Royal Bank of Scotland PLC	USD	123,231	ZAR	1,827,096	9/27/16	6,903,150
UBS AG	USD	138,638	INR	9,404,546	9/22/16	1,214,530

						$(2,643,072)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price	Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
AUD vs. NZD	$1.020	8/11/16	NZD	142,979	$838,247	$(72,281)
EUR vs. CAD	1.474	8/04/16	CAD	92,824	298,469	(78,488)
EUR vs. SEK	9.560	8/04/16	SEK	1,208,708	459,980	(499,049)
EUR vs. SEK	9.680	8/30/16		648,560	202,977	(217,374)
USD vs. BRL	4.030	9/01/16	BRL	548,168	1,549,097	(27,557)

					$3,348,770	$(894,749)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./(INTRCONX)
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)%	2.90%	EUR	22,714	$(2,060,494)	$(405,561)

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	(5.00)%	4.02%		$138,375	$(6,522,989)	$(2,397,164)
Sale Contracts
Citigroup Global Markets, Inc./(INTRCONX)
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	2.43		28,272	1,830,289	819,081
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		109,282	5,151,547	3,466,401
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		48,851	2,302,833	1,299,952
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		26,842	1,265,331	833,637
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		10,737	506,142	335,469
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		10,737	506,141	304,611
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		10,737	506,142	248,994
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		8,052	379,571	224,659
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		5,368	253,047	172,780
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		4,295	202,466	109,709
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		5,368	252,302	115,131
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		3,221	151,838	97,124
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.35		51,660	690,083	324,422
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	1.17	EUR	4	566	117
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.19		18,567	1,607,967	325,526
iTraxx Europe Crossover Series 24, 5 Year Index, 12/20/20*	5.00	3.19		15,651	1,355,382	275,624
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		$122,130	5,757,201	3,661,027
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		10,138	477,904	307,768
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	5.00	4.02		138,380	6,523,224	747

					$21,136,493	$10,120,054

*	Termination date

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Barclays Bank PLC
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/17*	(5.00)%	0.86%	$17,972	$(578,356)	$(330,669)	$(247,687)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 3/20/17*	(5.00)%	5.01%	$16,829	$(34,711)	$(221,308)	$186,597
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/17*	(5.00)	0.95	18,869	(797,794)	(559,938)	(237,856)
Citibank, NA
Bombardier, Inc.,
7.450%, 5/01/34, 3/20/17*	(5.00)	2.18	9,416	(220,087)	(214,267)	(5,820)
Bombardier, Inc.,
7.450%, 5/01/34, 3/20/17*	(5.00)	2.18	9,474	(221,443)	(208,791)	(12,652)
United States Steel Corp.,
6.650%, 6/01/37, 3/20/17*	(5.00)	0.57	17,494	(596,474)	(299,707)	(296,767)
Credit Suisse International
Western Union Co.,
3.650%, 8/22/18, 3/20/17*	(1.00)	0.18	9,445	(61,502)	(7,663)	(53,839)
Western Union Co.,
3.650%, 8/22/18, 9/20/17*	(1.00)	0.24	10,400	(98,291)	(52,570)	(45,721)
Deutsche Bank AG
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 6/20/18*	(5.00)	31.65	977	371,605	51,159	320,446
Goldman Sachs Bank USA
Community Health Systems, Inc.,
8.000%, 11/15/19, 3/20/17*	(5.00)	1.40	18,722	(531,651)	(383,888)	(147,763)
Dell, Inc.,
7.100%, 4/15/28, 3/20/17*	(1.00)	0.56	17,016	(68,641)	86,060	(154,701)
First Data Corp.,
12.625%, 1/15/21, 3/20/17*	(5.00)	0.61	17,596	(603,784)	(280,495)	(323,289)
Newmont Mining Corp.,
5.875%, 4/01/35, 3/20/17*	(1.00)	0.13	18,890	(128,729)	(22,434)	(106,295)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/17*	(5.00)%	47.98%	$17,442	$4,194,176	$(322,056)	$4,516,232
Morgan Stanley Capital Services LLC
Clear Channel Communications, Inc.,
6.875%, 6/15/18, 6/20/18*	(5.00)	31.65	1,099	418,098	57,560	360,538
Sale Contracts
Bank of America, NA
United States Steel Corp.,
6.650%, 6/01/37, 9/20/19*	5.00	4.36	2,700	52,020	77,612	(25,592)
Barclays Bank PLC
Beazer Homes USA, Inc.,
9.125%, 6/15/18, 3/20/19*	5.00	3.63	12,238	421,268	341,410	79,858
CCO Holdings, LLC,
7.250%, 10/30/17, 6/20/19*	5.00	0.80	6,192	779,011	401,567	377,444
iHeartCommunications, Inc.,
6.875%, 6/15/18, 12/20/20*	5.00	33.13	7,340	(4,545,323)	(5,096,273)	550,950
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	17.41	2,917	(1,013,621)	(688,399)	(325,222)
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	17.41	7,293	(2,534,227)	(1,718,342)	(815,885)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	0.81	4,691	398,299	114,279	284,020
Tenet Healthcare Corporation,
6.875%, 11/15/31, 6/20/19*	5.00	3.01	12,770	779,827	629,464	150,363
Citibank, NA
Advanced Micro Devices, Inc.,
7.750%, 8/01/20, 3/20/19*	5.00	3.85	3,720	121,139	(504,059)	625,198

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CMBX.NA.BBB Series 7, 1/17/47*	3.00%	4.16%	$5,000	$(345,583)	$(61,401)	$(284,182)
CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.16	25,000	(1,732,083)	(290,067)	(1,442,016)
MGM Resorts International,
7.625%, 1/15/17, 6/20/18*	5.00	0.81	3,923	333,090	98,288	234,802
United States Steel Corp.,
6.650%, 6/01/37, 3/20/19*	5.00	3.35	12,590	515,374	220,850	294,524
Credit Suisse International
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	14,000	(1,449,389)	(1,978,362)	528,973
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	15,000	(1,557,083)	(1,893,393)	336,310
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	15,000	(1,552,916)	(1,817,278)	264,362
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	2,735	(284,288)	(425,360)	141,072
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	1,368	(141,626)	(218,363)	76,737
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	1,368	(142,196)	(212,968)	70,772
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	547	(56,630)	(87,313)	30,683
CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.16	5,000	(371,000)	(114,152)	(256,848)
CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.16	5,000	(345,583)	(93,759)	(251,824)
Western Union Co.,
3.650%, 8/22/18, 3/20/19*	1.00	0.56	6,291	74,658	(114,068)	188,726
Western Union Co.,
3.650%, 8/22/18, 9/20/19*	1.00	0.70	6,950	65,237	(60,726)	125,963
Goldman Sachs Bank USA
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	0.85	5,700	365,111	(240,825)	605,936
Community Health Systems, Inc.,
8.000%, 11/15/19, 3/20/19*	5.00	4.76	12,590	38,605	553,992	(515,387)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
First Data Corp.,
12.625%, 1/15/21, 3/20/19*	5.00%	1.53%	$12,590	$1,175,341	$164,348	$1,010,993
K. Hovnanian Enterprises, Inc.,
8.625%, 1/15/17, 9/20/20*	5.00	17.41	3,110	(1,080,687)	(690,390)	(390,297)
Newmont Mining Corp.,
5.875%, 4/01/35, 3/20/19*	1.00	0.42	12,590	201,419	(251,813)	453,232
Nine West Holdings, Inc.,
6.875%, 3/15/19, 3/20/19*	5.00	65.04	12,590	(9,307,427)	220,850	(9,528,277)
Goldman Sachs International
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	17,700	(1,832,442)	(3,718,429)	1,885,987
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	20,000	(2,070,555)	(3,746,624)	1,676,069
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	12,300	(1,273,392)	(2,173,283)	899,891
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	10,000	(1,039,445)	(1,402,806)	363,361
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	8,871	(920,882)	(1,119,780)	198,898
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	5,000	(519,723)	(705,937)	186,214
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	5,000	(519,722)	(701,403)	181,681
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	5,000	(519,723)	(696,864)	177,141
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	1,368	(142,196)	(217,216)	75,020
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	1,368	(142,196)	(217,216)	75,020
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	1,368	(142,196)	(214,791)	72,595
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	643	(66,837)	(97,425)	30,588
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	5,000	(519,722)	(121,578)	(398,144)
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	10,000	(1,039,444)	(216,482)	(822,962)
CMBX.NA.BB Series 6, 5/11/63*	5.00	7.18	10,000	(1,039,444)	(213,810)	(825,634)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2016	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
iHeartCommunications, Inc.,
6.875%, 6/15/18, 6/20/21*	5.00%	32.65%	$3,258	$(2,068,149)	$(2,071,371)	$3,222
Morgan Stanley Capital Services LLC
Bombardier, Inc.,
7.450%, 5/01/34, 6/20/21*	5.00	6.01	5,000	(172,559)	246,099	(418,658)
United States Steel Corp.,
6.650%, 6/01/37, 9/20/19*	5.00	4.36	3,820	73,602	136,107	(62,505)

				$(34,051,872)	$(33,696,467)	$(355,405)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, NA
Markit iBoxx USD Liquid High Yield Index	333,345	LIBOR	$77,461	9/20/16	$3,385,430
Markit iBoxx USD Liquid High Yield Index	106,244	LIBOR	24,828	9/20/16	939,411
Markit iBoxx USD Liquid High Yield Index	48,678	LIBOR	11,421	9/20/16	384,721
JPMorgan Chase Bank, NA
Markit iBoxx USD Liquid High Yield Index	126,438	LIBOR	29,353	9/20/16	1,312,265
Markit iBoxx USD Liquid High Yield Index	96,832	LIBOR	22,843	9/20/16	641,468
Markit iBoxx USD Liquid High Yield Index	48,461	LIBOR	11,422	9/20/16	331,222
Morgan Stanley Capital Services LLC
Markit iBoxx USD Liquid High Yield Index	70,128	LIBOR	16,384	9/20/16	598,732
Markit iBoxx USD Liquid High Yield Index	69,701	LIBOR	16,384	9/20/16	546,608

					$8,139,857

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Bank of America, NA
Euro STOXX 50 Index 8/19/16*	31.88%	EUR	1,594	$(219,295)	$	– 0	–	$(219,295)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Bank of America, NA
Euro STOXX 50 Index 8/19/16*	32.50%	EUR	1,657	$289,295	$	– 0	–	$289,295
Euro STOXX 50 Index 8/19/16*	26.85		373	226,799		– 0	–	226,799
NASDAQ 100 Index 8/19/16*	19.60	U.S.$	151	99,075		– 0	–	99,075
Russell 2000 Index 8/19/16*	22.30		172	104,823		– 0	–	104,823
S&P 500 Index 8/19/16*	17.00		263	181,379		– 0	–	181,379
Citibank, NA
Nikkei 225 Index 9/9/16*	26.00	JPY	53,815	(13,414)		– 0	–	(13,414)
S&P/ASX 200 Index 9/15/16*	14.30	AUD	752	– 0 –		– 0	–	– 0 –
Deutsche Bank AG
Euro STOXX 50 Index 8/31/16*	22.10	EUR	1,065	333,771		– 0	–	333,771
NASDAQ 100 Index 8/31/16*	15.31	U.S.$	408	105,292		– 0	–	105,292
NASDAQ 100 Index 8/31/16*	14.90		149	32,287		– 0	–	32,287
Russell 2000 Index 8/31/16*	17.23		459	143,740		– 0	–	143,740
Russell 2000 Index 8/31/16*	16.80		168	46,584		– 0	–	46,584
S&P 500 Index 8/31/16*	12.90		451	138,379		– 0	–	138,379
Goldman Sachs International
Hang Seng Index 8/30/16*	18.85	HKD	3,896	108,907		– 0	–	108,907
Nikkei 225 Index 8/12/16*	29.10	JPY	23,071	70,533		– 0	–	70,533
Nikkei 225 Index 8/19/16*	28.15		79,326	238,131		– 0	–	238,131
S&P 500 Index 12/16/16*	24.00	U.S.$	120	71,470		– 0	–	71,470
JPMorgan Chase Bank, NA
Hang Seng Index 8/30/16*	18.80	HKD	2,880	14,698		– 0	–	14,698
Morgan Stanley & Co. International PLC
Russell 2000 Index 8/31/16*	17.10	U.S.$	338	38,918		– 0	–	38,918
Societe Generale
Euro STOXX 50 Index 8/31/16*	20.20	EUR	721	(66,604)		– 0	–	(66,604)
NASDAQ 100 Index 8/31/16*	14.80	U.S.$	292	3,577		– 0	–	3,577
S&P 500 Index 8/31/16*	12.60		498	18,393		– 0	–	18,393
UBS AG
S&P/ASX 200 Index 8/18/16*	15.10	AUD	1,060	332,984		– 0	–	332,984
S&P/ASX 200 Index 8/18/16*	20.10		418	209,398		– 0	–	209,398

				$2,509,120	$	– 0	–	$2,509,120

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2016
Barclays Capital, Inc.†	372	USD	(4.00	)%*	—	$371,211
Barclays Capital, Inc.†	1,620	USD	(2.25	)%*	—	1,618,886

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2016
Barclays Capital, Inc.†	1,717	USD	(1.25	)%*	—	$1,715,118
Barclays Capital, Inc.†	3,600	USD	(0.50	)%*	—	3,598,850
Barclays Capital, Inc.†	3,651	USD	(0.38	)%*	—	3,651,074
Barclays Capital, Inc.†	1,953	USD	(0.10	)%*	—	1,952,397
Barclays Capital, Inc.†	3,239	USD	(0.10	)%*	—	3,239,027
Barclays Capital, Inc.†	2,581	USD	1.25%		—	2,592,988
Credit Suisse Securities (USA) LLC†	2,985	USD	(2.00	)%*	—	2,983,010
Credit Suisse Securities (USA) LLC†	995	EUR	(1.50	)%*	—	1,110,139
Credit Suisse Securities (USA) LLC†	4,963	EUR	(1.50	)%*	—	5,538,366
Credit Suisse Securities (USA) LLC†	1,564	EUR	(1.25	)%*	—	1,744,620
Credit Suisse Securities (USA) LLC†	2,652	EUR	(1.25	)%*	—	2,960,612
Credit Suisse Securities (USA) LLC†	884	EUR	(1.00	)%*	—	985,762
Credit Suisse Securities (USA) LLC†	1,231	EUR	(1.00	)%*	—	1,374,281
Credit Suisse Securities (USA) LLC†	1,790	GBP	(1.00	)%*	—	2,368,203
Credit Suisse Securities (USA) LLC†	3,980	GBP	(1.00	)%*	—	5,265,888
Credit Suisse Securities (USA) LLC†	3,390	GBP	(0.75	)%*	—	4,485,200
Credit Suisse Securities (USA) LLC†	668	USD	0.00%		—	667,800
Credit Suisse Securities (USA) LLC†	1,425	GBP	0.00%		—	1,885,254
Credit Suisse Securities (USA) LLC†	1,985	EUR	0.00%		—	2,219,230
Credit Suisse Securities (USA) LLC†	3,365	USD	0.00%		—	3,364,750
ING Financial Markets LLC†	2,074	USD	(2.00	)%*	—	2,065,109
ING Financial Markets LLC†	1,071	USD	(1.75	)%*	—	1,067,532
Jefferies & Company, Inc.†	3,547	USD	(0.10	)%*	—	3,546,084
JPMorgan Chase Bank, NA	5,083	USD	(0.25	)%*	8/02/16	5,082,365
JPMorgan Chase Bank, NA†	7,182	USD	(0.25	)%*	—	7,181,364
JPMorgan Chase Bank, NA†	8,172	USD	(0.25	)%*	—	8,170,978
JPMorgan Chase Bank, NA†	1,930	USD	0.00%		—	1,930,000
RBC Capital Markets†	3,814	USD	(0.75	)%*	—	3,812,545

						$88,548,643

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2016
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Remaining Contracted Maturity of the Agreements

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days			31-90 Days			Greater than 90 Days			Total
Corporates - Non-Investment Grade	$62,151,386	$	– 0	–	$	– 0	–	$	– 0	–	$62,151,386
Corporates - Investment Grade	1,930,000		– 0	–		– 0	–		– 0	–	1,930,000
Emerging Markets - Corporate Bonds	5,082,365		– 0	–		– 0	–		– 0	–	5,082,365
Governments - Sovereign Agencies	7,181,364		– 0	–		– 0	–		– 0	–	7,181,364
Quasi-Sovereigns	4,032,550		– 0	–		– 0	–		– 0	–	4,032,550
Local Governments - Regional Bonds	8,170,978		– 0	–		– 0	–		– 0	–	8,170,978

Total	$88,548,643	$	– 0	–	$	– 0	–	$	– 0	–	$88,548,643

^	Less than $0.50.
**	Principal amount less than 500.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2016, the aggregate market value of these securities amounted to $2,290,626,266 or 30.9% of net assets.
(b)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(c)	Defaulted.
(d)	Non-income producing security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.52% of net assets as of July 31, 2016, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.607%, 6/24/50	10/06/09	$2,734,405	$3,593,800	0.05%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
6.988%, 4/25/26	4/29/16	21,264,120	21,423,601	0.29%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
12.488%, 4/25/26	4/29/16	2,330,884	2,342,538	0.03%
Bellemeade Re Ltd. Series 2015-1A, Class M2
4.788%, 7/25/25	7/27/15	6,730,000	6,826,744	0.09%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,776,650	14,588,025	0.20%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15	7,891,925	7,987,400	0.11%
Dominican Republic International Bond
10.50%, 1/17/20	1/23/15	7,758,841	7,570,989	0.10%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,489,030	1,396,512	0.02%
Edcon Ltd.
9.50%, 3/01/18	2/08/13	3,503,038	874,765	0.01%
Edcon Ltd.
9.50%, 3/01/18	3/05/15	2,313,886	824,850	0.01%
Edcon Ltd.
9.50%, 3/01/18	7/27/15	1,350,350	524,859	0.01%
Edcon Ltd.
9.50%, 3/01/18	3/13/15	806,150	314,927	0.00%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	5,119,053	1,075,324	0.01%
iPayment, Inc.
9.50%, 12/15/19	2/27/15	10,304,952	9,538,317	0.13%
Liberty Tire Recycling LLC
11.00%, 3/31/21	9/23/10	2,592,478	1,883,434	0.03%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,187	806,050	0.01%
Paragon Offshore PLC
6.75%, 7/15/22	7/11/14	14,975,392	4,800,870	0.06%
Paragon Offshore PLC
7.25%, 8/15/24	7/11/14	6,293,557	1,783,890	0.02%
Tervita Corp.
8.00%, 11/15/18	2/07/13	10,456,354	11,783,887	0.16%
Tervita Corp.
10.875%, 2/15/18	11/20/13	7,013,787	5,981,300	0.08%

Tervita Corp.
9.75%, 11/01/19	10/19/12	$4,970,683	$1,692,600	0.02%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	404,761	396,520	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331	748,715	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550	612,500	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/12/14	5,618,897	507,417	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444	215,938	0.00%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
5.988%, 11/25/25	9/28/15	3,351,378	3,308,039	0.04%

(f)	Fair valued by the Adviser.
(g)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
CHC Helicopter SA
9.25%, 10/15/20	10/02/12	$19,430,779	$15,120,827	0.20%
CHC Helicopter SA
9.375%, 6/01/21	2/19/16	79,324	200,512	0.00%
Exide Corp.	4/30/15	630,678	977,556	0.01%
Exide Technologies Series AI
11.00%, 4/30/20	4/30/15	21,700,073	19,073,833	0.26%
Momentive Performance Materials, Inc.
8.875%, 10/15/20	10/11/12	– 0 –	– 0 –	0.00%
Mt. Logan Re Ltd. (Preference Shares)	4/01/15	25,000,000	24,946,288	0.34%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	20,255,000	20,397,686	0.27%

(h)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2016.
(i)	Convertible security.
(j)	Illiquid security.
(k)	Floating Rate Security. Stated interest rate was in effect at July 31, 2016.
(l)	Variable rate coupon, rate shown as of July 31, 2016.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2016.
(n)	Defaulted matured security.
(o)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(p)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(q)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(r)	IO - Interest Only.
(s)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(t)	Effective prepayment date of April 2017.
(u)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(v)	Effective prepayment date of December 2016.
(w)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(x)	One contract relates to 1 share.

(y)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(z)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(aa)	As of July 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $276,360,598 and gross unrealized depreciation of investments was $(417,081,975), resulting in net unrealized depreciation of $(140,721,377).

Currency Abbreviations:

ARS	-	Argentine Peso
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CNH	-	Chinese Yuan Renminbi (Offshore)
COP	-	Colombian Peso
DOP	-	Dominican Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand
Glossary:
12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ASX	-	Australian Stock Exchange
BOBL	-	Bundesobligationen
CBT	-	Chicago Board of Trade
CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
EURIBOR	-	Euro Interbank Offered Rate
INTRCONX	-	Inter-Continental Exchange
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
NASDAQ	-	National Association of Securities Dealers Automated Quotations
REIT	-	Real Estate Investment Trust
REMICs	-	Real Estate Mortgage Investment Conduits

COUNTRY BREAKDOWN*

July 31, 2016 (unaudited)

67.8%	United States
4.5%	Brazil
2.8%	United Kingdom
2.1%	Canada
1.2%	Luxembourg
1.2%	Mexico
1.1%	Turkey
1.1%	France
0.9%	Netherlands
0.9%	Ireland
0.8%	Dominican Republic
0.8%	Argentina
0.7%	Indonesia
8.8%	Other
5.3%	Short-Term

100.0%	Total Investments

*	All data are as of July 31, 2016. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.7% or less in the following countries: Angola, Australia, Barbados, Bermuda, Cameroon, Cayman Islands, Chile, Colombia, Croatia, Denmark, El Salvador, Gabon, Germany, Ghana, Guatemala, Hong Kong, India, Israel, Italy, Ivory Coast, Jamaica, Japan, Kazakhstan, Kenya, Macau, New Zealand, Norway, Pakistan, Peru, Portugal, Romania, Russia, Serbia, Singapore, South Africa, Spain, Sri Lanka, Switzerland, Trinidad & Tobago, Ukraine, United Arab Emirates, Venezuela and Zambia.

AB High Income Fund

July 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer.

Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2016:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$2,961,198,532		$56,285,014	#	$3,017,483,546
Governments - Treasuries		– 0	–	1,521,581,220		– 0	–	1,521,581,220
Collateralized Mortgage Obligations		– 0	–	653,527,206		30,592,883		684,120,089
Corporates - Investment Grade		– 0	–	452,794,113		– 0	–	452,794,113
Emerging Markets - Sovereigns		– 0	–	241,815,305		– 0	–	241,815,305
Emerging Markets - Treasuries		– 0	–	207,502,567		15,558,389		223,060,956
Bank Loans		– 0	–	151,664,232		66,577,301		218,241,533
Commercial Mortgage-Backed Securities		– 0	–	24,871,200		144,131,368		169,002,568
Emerging Markets - Corporate Bonds		– 0	–	122,476,710		1,251,220		123,727,930
Whole Loan Trusts		– 0	–	– 0	–	64,877,614		64,877,614
Governments - Sovereign Agencies		– 0	–	64,154,345		– 0	–	64,154,345
Common Stocks		6,331,580		2,628,704		48,506,274	#	57,466,558
Quasi-Sovereigns		– 0	–	40,179,412		– 0	–	40,179,412
Governments - Sovereign Bonds		– 0	–	35,379,617		– 0	–	35,379,617
Asset-Backed Securities		– 0	–	3,875,577		30,533,520		34,409,097
Preferred Stocks		16,855,940		11,034,470		– 0	–	27,890,410
Local Governments - Regional Bonds		– 0	–	20,399,963		– 0	–	20,399,963
Local Governments - Municipal Bonds		– 0	–	18,792,292		– 0	–	18,792,292
Inflation-Linked Securities		– 0	–	2,327,085		11,777,432		14,104,517
Warrants		101		– 0	–	803,366	#	803,467
Options Purchased - Puts		– 0	–	518,109		– 0	–	518,109
Options Purchased - Calls		– 0	–	27,557		– 0	–	27,557
Short-Term Investments:
Investment Companies		363,604,393		– 0	–	– 0	–	363,604,393
Time Deposits		– 0	–	25,957,946		– 0	–	25,957,946
Emerging Markets - Sovereigns		– 0	–	5,968,000		– 0	–	5,968,000

Total Investments in Securities		386,792,014		6,568,674,162		470,894,381		7,426,360,557
Other Financial Instruments*:
Assets
Futures		4,309,908		1,365,560		– 0	–	5,675,468
Forward Currency Exchange Contracts		– 0	–	21,270,424		– 0	–	21,270,424
Centrally Cleared Credit Default Swaps		– 0	–	12,922,779		– 0	–	12,922,779
Credit Default Swaps		– 0	–	17,640,418		– 0	–	17,640,418
Total Return Swaps		– 0	–	8,139,857		– 0	–	8,139,857
Variance Swaps		– 0	–	2,808,433		– 0	–	2,808,433
Liabilities
Futures		(9,436,264)		– 0	–	– 0	–	(9,436,264)
Forward Currency Exchange Contracts		– 0	–	(23,913,496)		– 0	–	(23,913,496)
Currency Options Written		– 0	–	(894,749)		– 0	–	(894,749)
Centrally Cleared Credit Default Swaps		– 0	–	(2,802,725)		– 0	–	(2,802,725)
Credit Default Swaps		– 0	–	(17,995,823)		– 0	–	(17,995,823)
Variance Swaps		– 0	–	(299,313)		– 0	–	(299,313)

Total^		$381,665,658		$6,586,915,527		$470,894,381		$7,439,475,566

Investments valued at NAV**								1,949,564

Total Investments								$7,441,425,130

#	The Fund held securities with zero market value at period end.
*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.
**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. The ASU is effective for annual periods beginning after December 15, 2015 and interim periods within those annual periods; however, earlier adoption was permitted. The Adviser has elected to early adopt the ASU. Accordingly, the total investments with a fair value of $1,949,564 have not been categorized in the fair value hierarchy.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Collateralized Mortgage Obligations		Emerging Markets - Treasuries		Bank Loans
Balance as of 10/31/15	$55,876,964		$497,172,898		$32,003,898		$182,534,919
Accrued discounts/(premiums)	513,943		355,613		2,179		369,001
Realized gain (loss)	(4,532,363)		813,640		– 0	–	(5,274,311)
Change in unrealized appreciation/depreciation	327,273		(3,130,913)		116,095		(6,903,099)
Purchases	6,904,028		24,480,029		– 0	–	67,218,711
Sales/Paydowns	(8,107,915)		(82,449,047)		– 0	–	(87,479,889)
Reclassification	(277,147)		– 0	–	– 0	–	– 0	–
Transfers into level 3	5,580,231		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–	(406,649,337)		(16,563,783)		(83,888,031)

Balance as of 7/31/16	$56,285,014		$30,592,883		$15,558,389		$66,577,301

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(4,039,300)		$318,354		$116,095		$(13,252,586)

	Commercial Mortgage- Backed Securities		Emerging Markets - Corporate Bonds		Whole Loan Trusts		Common Stocks#
Balance as of 10/31/15	$177,839,338		$ – 0	–	$61,190,336		$61,819,451
Accrued discounts/(premiums)	372,856		(833)		(114,372)		– 0	–
Realized gain (loss)	4,292,407		– 0	–	(2,382,484)		(311,419)
Change in unrealized appreciation/depreciation	(7,224,005)		(986,972)		(6,837,121)		(3,846,644)
Purchases	9,970,510		– 0	–	27,226,035		30
Sales/Paydowns	(41,119,738)		– 0	–	(14,481,927)		(9,155,144)
Reclassification	– 0	–	– 0	–	277,147		– 0	–
Transfers into level 3	– 0	–	2,239,025		– 0	–	– 0	–
Transfers out of level 3	– 0	–	– 0	–	– 0	–	– 0	–

Balance as of 7/31/16	$144,131,368		$1,251,220		$64,877,614		$48,506,274

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(2,668,425)		$(986,972)		$(6,832,447)		$(4,058,282)

	Asset-Backed Securities		Inflation- Linked Securities			Warrants#		Investment Companies
Balance as of 10/31/15	$17,365,070		$	– 0	–	$1,515,784			$1,763,004
Accrued discounts/(premiums)	352,879			9,240		– 0	–		– 0	–
Realized gain (loss)	469,519			– 0	–	– 0	–		– 0	–
Change in unrealized appreciation/depreciation	(332,164)			1,191,742		(712,418)			– 0	–
Purchases	14,433,448			10,576,450		– 0	–		– 0	–
Sales/Paydowns	(1,755,232)			– 0	–	– 0	–		– 0	–
Reclassification	– 0	–		– 0	–	– 0	–		– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–		– 0	–
Transfers out of level 3	– 0	–		– 0	–	– 0	–		(1,763,004)

Balance as of 7/31/16	$30,533,520			$11,777,432		$803,366		$	– 0	–

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(332,164)			$1,191,742		$(712,418)		$	– 0	–

	Total
Balance as of 10/31/15	$1,089,081,662
Accrued discounts/(premiums)	1,860,506
Realized gain (loss)	(6,925,011)
Change in unrealized appreciation/depreciation	(28,338,226)
Purchases	160,809,241
Sales/Paydowns	(244,548,892)
Reclassification	– 0	–
Transfers into level 3	7,819,256
Transfers out of level 3	(508,864,155)

Balance as of 7/31/16	$470,894,381	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/16	$(31,256,403)

#	The Fund held securities with zero market value during the reporting period.
+	An amount of $508,864,155 was transferred out of Level 3 into Level 2 due to an increase in observability of inputs during the reporting period. There were de minimis transfers under 1% of net assets from Level 2 to Level 3 during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2016. Securities priced (i) at net asset value, (ii) by third party vendors, or (iii) using prior transaction prices, which approximates fair value, are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/16	Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates - Non-Investment Grade	$12,730,167	Discounted Cash Flow	Clean Debt Value	54.80% – 80.1%/67.4%
			Convertible Feature Value	0.6% – 8.1%/4.4%
	$1,883,434	Market Approach	EBITDA *	$38mm/N/A
			EBITDA* Multiples	6.9X – 8.9X/7.9X
	$0	Qualitative Assessment		$0.00/N/A
Bank Loans	$3,899,737	Market Approach	EBITDA* Projection	$19mm – $40mm/N/A
			EBITDA* Multiples	5X/N/A
			Scrap Value	$110mm/N/A
Whole Loan Trusts	$12,123,946	Discounted Cash Flow	Cash Flow Yield	93.69%/N/A
	$10,267,545	Market Approach	Underlying NAV of Collateral	$107.11/N/A
	$7,840,344	Recovery Analysis	Cumulative Loss	<17%/N/A
	$6,023,200	Recovery Analysis	Delinquency Rate	<4%/N/A
	$5,915,321	Discounted Cash Flow	Cash Flow Yield	94.92%/N/A
	$5,168,126	Projected Cash Flow	Level Yield	13.45%/N/A
	$3,934,578	Discounted Cash Flow	Cash Flow Yield	93.61%/N/A
	$3,056,101	Discounted Cash Flow	Cash Flow Yield	96.15%/N/A
	$3,047,223	Recovery Analysis	Cumulative Loss	<20%/N/A
	$1,380,766	Recovery Analysis	Appraisal Value	$4,900,000/N/A
	$1,338,124	Market Approach	Internal Rate of Return	(60.33)%/N/A
	$1,157,017	Recovery Analysis	Delinquency Rate	<4%/N/A
	$693,639	Recovery Analysis	Appraisal Value	$3,200,000/N/A
	$598,044	Recovery Analysis	Appraisal Value	$3,376,000/N/A

Common Stocks	$1,901,442	Market Approach	EBITDA *	$94 mm/N/A
			EBITDA* Multiples	8.5X/N/A
	$977,556	Option Pricing Model	Concluded Mark Range	$1.64 – $4.23/$2.94
	$273,175	Market Approach	EBITDA* Projection	$45mm/N/A
			EBITDA* Multiples	4.1X – 6.1X/5.1X
	$10,127	Market Approach	EBITDA* Projection	$376mm/N/A
			EBITDA* Multiples	11.1X/N/A
Warrants
	$803,366	Option Pricing Model	Exercise Price	$6.64/N/A
			Expiration Date	June, 2019/N/A
			EV Volatility %	50.0%/N/A

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, and process at vendors, 2) daily comparisons of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2016 is as follows:

Market Value October 31, 2015 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2016 (000)	Dividend Income (000)
$462,732	$2,089,155	$2,188,283	$363,604	$1,107

The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the nine months ended July 31, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were $1,410,000 and $0, respectively.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2016